Schedule of Investments
INCOME EQUITY FUND	December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.3%
Aerospace & Defense – 1.1%
Lockheed Martin Corp.	4,421	$1,569
Air Freight & Logistics – 0.3%
C.H. Robinson Worldwide, Inc.	4,987	468
Banks – 4.2%
Bank of America Corp.	10,469	316
Citigroup, Inc.	34,994	2,158
First Hawaiian, Inc.	38,685	912
JPMorgan Chase & Co.	20,651	2,624
		6,010
Beverages – 0.2%
Coca-Cola (The) Co.	4,159	228
Biotechnology – 3.5%
AbbVie, Inc.	15,414	1,652
Amgen, Inc.	8,214	1,889
Gilead Sciences, Inc.	24,228	1,411
		4,952
Capital Markets – 2.2%
Ameriprise Financial, Inc.	4,681	910
BlackRock, Inc.	1,537	1,109
Lazard Ltd., Class A	20,559	870
Morgan Stanley	3,043	208
		3,097
Chemicals – 2.5%
CF Industries Holdings, Inc.	20,339	787
Dow, Inc.	14,216	789
Huntsman Corp.	23,569	593
Sherwin-Williams (The) Co.	1,852	1,361
		3,530
Communications Equipment – 1.6%
Cisco Systems, Inc.	50,242	2,248
Ubiquiti, Inc.	39	11
		2,259
Consumer Finance – 1.3%
American Express Co.	15,118	1,828
Containers & Packaging – 0.7%
International Paper Co.	19,238	957
Distributors – 0.5%
Genuine Parts Co.	2,771	279
Pool Corp.	1,190	443
		722
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3% continued
Diversified Telecommunication Services – 2.4%
AT&T, Inc.	37,524	$1,079
Verizon Communications, Inc.	40,776	2,396
		3,475
Electric Utilities – 1.3%
Avangrid, Inc.	13,024	592
Exelon Corp.	22,319	942
NRG Energy, Inc.	6,206	233
OGE Energy Corp.	4,345	139
		1,906
Electrical Equipment – 0.9%
Emerson Electric Co.	13,685	1,100
Rockwell Automation, Inc.	739	185
		1,285
Energy Equipment & Services – 0.5%
Helmerich & Payne, Inc.	31,797	736
Entertainment – 1.1%
Activision Blizzard, Inc.	17,647	1,639
Equity Real Estate Investment Trusts – 4.2%
American Tower Corp.	4,266	957
Apartment Income REIT Corp.*	15,370	590
Apartment Investment and Management Co., Class A	15,117	80
Brandywine Realty Trust	17,130	204
Corporate Office Properties Trust	20,566	536
Cousins Properties, Inc.	20,978	703
Extra Space Storage, Inc.	2,180	253
Gaming and Leisure Properties, Inc.	17,639	748
Highwoods Properties, Inc.	17,198	681
Mid-America Apartment Communities, Inc. (New York Exchange)	6,122	776
Weingarten Realty Investors	22,241	482
		6,010
Food & Staples Retailing – 2.2%
Sysco Corp.	11,169	829
Walmart, Inc.	16,383	2,362
		3,191
Food Products – 0.6%
General Mills, Inc.	13,882	816
Health Care Equipment & Supplies – 1.8%
Abbott Laboratories	8,994	984
Baxter International, Inc.	6,730	540

NORTHERN FUNDS QUARTERLY REPORT     1    EQUITY FUNDS

Schedule of Investments
INCOME EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3% continued
Health Care Equipment & Supplies – 1.8%continued
DENTSPLY SIRONA, Inc.	1,793	$94
ResMed, Inc.	4,346	924
		2,542
Health Care Providers & Services – 1.2%
AmerisourceBergen Corp.	105	10
Cardinal Health, Inc.	14,388	771
Humana, Inc.	317	130
UnitedHealth Group, Inc.	2,270	796
		1,707
Health Care Technology – 0.4%
Cerner Corp.	8,228	646
Hotels, Restaurants & Leisure – 0.7%
McDonald's Corp.	349	75
Wyndham Destinations, Inc.	9,354	419
Yum! Brands, Inc.	4,154	451
		945
Household Durables – 0.7%
Leggett & Platt, Inc.	2,471	109
Newell Brands, Inc.	41,304	877
		986
Household Products – 2.9%
Clorox (The) Co.	3,486	704
Colgate-Palmolive Co.	19,617	1,677
Kimberly-Clark Corp.	5,315	717
Procter & Gamble (The) Co.	7,641	1,063
		4,161
Independent Power & Renewable Electricity Producers – 0.2%
Vistra Corp.	11,179	220
Insurance – 1.9%
Aflac, Inc.	20,673	919
Allstate (The) Corp.	5,704	627
MetLife, Inc.	8,555	402
Principal Financial Group, Inc.	15,732	781
		2,729
Interactive Media & Services – 2.9%
Alphabet, Inc., Class A(1) *	1,673	2,932
Facebook, Inc., Class A(1) *	4,502	1,230
		4,162
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3% continued
Internet & Direct Marketing Retail – 3.5%
Amazon.com, Inc.(1) *	1,408	$4,586
eBay, Inc.	6,934	348
		4,934
IT Services – 4.7%
Accenture PLC, Class A	4,409	1,152
International Business Machines Corp.	14,411	1,814
Mastercard, Inc., Class A	7,226	2,579
Visa, Inc., Class A	5,256	1,150
		6,695
Life Sciences Tools & Services – 0.1%
Thermo Fisher Scientific, Inc.	337	157
Machinery – 2.2%
Caterpillar, Inc.	6,197	1,128
Cummins, Inc.	3,138	713
Illinois Tool Works, Inc.	6,584	1,342
		3,183
Media – 2.5%
Comcast Corp., Class A	50,541	2,648
New York Times (The) Co., Class A	634	33
Omnicom Group, Inc.	5,659	353
Sirius XM Holdings, Inc.	73,705	470
		3,504
Metals & Mining – 0.6%
Southern Copper Corp.	13,943	908
Multiline Retail – 0.2%
Target Corp.	1,952	345
Multi-Utilities – 1.6%
MDU Resources Group, Inc.	27,692	730
Public Service Enterprise Group, Inc.	14,373	838
WEC Energy Group, Inc.	8,490	781
		2,349
Oil, Gas & Consumable Fuels – 1.7%
Antero Midstream Corp.	89,273	688
Cabot Oil & Gas Corp.	7,119	116
ConocoPhillips	24,562	982
Valero Energy Corp.	11,324	641
Williams (The) Cos., Inc.	1,237	25
		2,452
Pharmaceuticals – 5.8%
Eli Lilly and Co.	12,141	2,050
Johnson & Johnson	16,136	2,539
Merck & Co., Inc.	17,438	1,426

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3% continued
Pharmaceuticals – 5.8%continued
Pfizer, Inc.	58,911	$2,169
Viatris, Inc.*	7,308	137
		8,321
Professional Services – 0.3%
TransUnion	4,716	468
Road & Rail – 1.0%
Old Dominion Freight Line, Inc.	3,701	722
Union Pacific Corp.	3,520	733
		1,455
Semiconductors & Semiconductor Equipment – 6.4%
Analog Devices, Inc.	6,325	935
Applied Materials, Inc.	807	70
Intel Corp.	6,170	307
KLA Corp.	2,510	650
Lam Research Corp.	3,325	1,570
Microchip Technology, Inc. (NASDAQ Exchange)	5,317	734
NVIDIA Corp.	263	137
QUALCOMM, Inc.	16,367	2,493
Texas Instruments, Inc.	13,420	2,203
		9,099
Software – 8.4%
Citrix Systems, Inc.	5,022	653
Intuit, Inc. (NASDAQ Exchange)	3,587	1,363
Microsoft Corp.	31,697	7,050
Oracle Corp.	32,742	2,118
SS&C Technologies Holdings, Inc.	10,333	752
		11,936
Specialty Retail – 2.8%
Best Buy Co., Inc.	5,184	517
Home Depot (The), Inc.	9,460	2,513
Lowe's Cos., Inc.	4,882	784
Tractor Supply Co.	1,185	166
		3,980
Technology Hardware, Storage & Peripherals – 9.7%
Apple, Inc.(1)	88,780	11,780
HP, Inc.	41,398	1,018
NetApp, Inc.	9,029	598
Seagate Technology PLC	8,063	501
		13,897
Textiles, Apparel & Luxury Goods – 0.6%
VF Corp.	9,340	798
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3% continued
Tobacco – 2.4%
Altria Group, Inc.	37,132	$1,522
Philip Morris International, Inc.	23,456	1,942
		3,464
Trading Companies & Distributors – 0.8%
Fastenal Co.	11,360	555
Watsco, Inc.	2,671	605
		1,160
Total Common Stocks
(Cost $95,449)		141,881

INVESTMENT COMPANIES – 0.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(2) (3)	831,058	831
Total Investment Companies
(Cost $831)		831

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill, 0.10%, 1/28/21(4) (5)	$165	$165
	Total Short-Term Investments
	(Cost $165)	165

	Total Investments – 100.0%
	(Cost $96,445)	142,877
	Liabilities less Other Assets – (0.0%)	(6)
	NET ASSETS – 100.0%	$142,871

(1)	Security represents underlying investment on open written option contracts.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2020 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor's
Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT     3    EQUITY FUNDS

Schedule of Investments
INCOME EQUITY FUND continued	December 31, 2020 (UNAUDITED)
At December 31, 2020, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	50	$937	Long	3/21	$18
At December 31, 2020, the Fund had open written call options as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	VALUE (000S)
Alphabet, Inc., Exp. Date 1/21/2021, Strike Price $2,000.00	(16)	$(2,804)	$(1)
Amazon.com, Inc., Exp. Date 1/21/2021, Strike Price $3,700.00	(14)	(4,560)	(6)
Apple, Inc., Exp. Date 1/21/2021, Strike Price $145.00	(443)	(5,878)	(26)
Facebook, Inc., Exp. Date 1/21/2021, Strike Price $320.00	(45)	(1,229)	(1)
Total Written Options Contracts			$(34)
(Premiums Received (000s) $50)
At December 31, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	9.0%
Consumer Discretionary	9.0
Consumer Staples	8.4
Energy	2.2
Financials	9.6
Health Care	12.9
Industrials	6.8
Information Technology	30.9
Materials	3.8
Real Estate	4.2
Utilities	3.2
Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$141,881	$—	$—	$141,881
Investment Companies	831	—	—	831
Short-Term Investments	—	165	—	165
Total Investments	$142,712	$165	$—	$142,877
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$18	$—	$—	$18
Liabilities
Written Options	(34)	—	—	(34)
Total Other Financial Instruments	$(16)	$—	$—	$(16)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$1,766	$13,583	$14,518	$1	$831	831,058
EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
INTERNATIONAL EQUITY FUND	December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)
Australia – 5.6%
AGL Energy Ltd.	14,319	$132
Aristocrat Leisure Ltd.	24,937	597
Aurizon Holdings Ltd.	115,785	348
AusNet Services	83,906	114
Australia & New Zealand Banking Group Ltd.	74,201	1,300
BHP Group Ltd.	12,109	395
Coca-Cola Amatil Ltd.	2,996	30
Commonwealth Bank of Australia	8,267	524
CSL Ltd.	1,424	311
Fortescue Metals Group Ltd.	71,395	1,291
REA Group Ltd.	167	19
Santos Ltd.	16,351	79
Sonic Healthcare Ltd.	2,508	62
Stockland	38,293	124
Wesfarmers Ltd.	7,431	289
		5,615
Austria – 1.2%
ANDRITZ A.G.	4,648	213
OMV A.G.	6,896	278
Raiffeisen Bank International A.G.*	33,076	668
Verbund A.G.	456	39
		1,198
Belgium – 1.3%
Ageas S.A./N.V.	8,381	447
Etablissements Franz Colruyt N.V.	4,646	275
Proximus S.A. DP	21,989	436
UCB S.A.	1,311	136
		1,294
Canada – 8.4%
Alimentation Couche-Tard, Inc., Class B	18,233	621
AltaGas Ltd.	8,851	130
Atco Ltd., Class I	3,892	112
B2Gold Corp.	72,093	404
Barrick Gold Corp.	3,386	77
Canadian Apartment Properties REIT	8,016	315
Canadian Natural Resources Ltd.	23,711	570
Canadian Pacific Railway Ltd.	2,657	922
Canadian Tire Corp. Ltd., Class A	713	94
Canadian Utilities Ltd., Class A	2,074	51
CGI, Inc.*	7,808	619
CI Financial Corp.	61,827	766
Constellation Software, Inc.	22	29
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Canada – 8.4%continued
Emera, Inc.	542	$23
Fortis, Inc.	123	5
Hydro One Ltd.	3,870	87
IGM Financial, Inc.	30,356	823
Kinross Gold Corp.	92,346	678
Manulife Financial Corp.	47,629	847
National Bank of Canada	6,730	379
Quebecor, Inc., Class B	1,961	50
TC Energy Corp.	19,143	778
Topicus.com, Inc.(2) *	40	—
		8,380
China – 0.6%
Yangzijiang Shipbuilding Holdings Ltd.	847,100	613
Denmark – 2.3%
AP Moller - Maersk A/S, Class B	177	395
Carlsberg A.S., Class B	4,410	707
Novo Nordisk A/S, Class B	1,686	118
Orsted A/S	479	98
Pandora A/S	8,736	976
		2,294
Finland – 1.0%
Fortum OYJ	7,248	175
Orion OYJ, Class B	9,269	425
UPM-Kymmene OYJ	10,545	392
		992
France – 9.2%
BNP Paribas S.A. (OTC Exchange)*	24,345	1,284
Capgemini S.E.	6,699	1,039
Cie de Saint-Gobain*	6,878	315
Cie Generale des Etablissements Michelin S.C.A.	6,759	867
Dassault Aviation S.A.*	99	109
Electricite de France S.A.*	10,893	173
Engie S.A.*	3,238	50
Gecina S.A.	852	132
ICADE	171	13
Iliad S.A.	341	70
La Francaise des Jeux S.A.E.M	4,598	210
LVMH Moet Hennessy Louis Vuitton S.E.	1,772	1,107
Peugeot S.A.*	23,761	650
Publicis Groupe S.A.	8,239	411
Sanofi	10,353	1,000
Sartorius Stedim Biotech	186	66

NORTHERN FUNDS QUARTERLY REPORT     5    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
France – 9.2%continued
Schneider Electric S.E.	3,482	$504
TOTAL S.E.	16,098	694
Worldline S.A.*	4,511	436
		9,130
Germany – 6.6%
Aroundtown S.A.	10,644	80
Brenntag A.G.	7,020	543
Covestro A.G.(3)	12,055	744
Deutsche Post A.G. (Registered)	25,406	1,257
E.ON S.E.	3,202	35
Fresenius Medical Care A.G. & Co. KGaA	4,684	391
LEG Immobilien A.G.	2,171	337
Merck KGaA	5,775	990
RWE A.G.	3,884	164
SAP S.E.	7,031	924
Siemens A.G. (Registered)	5,199	744
Uniper S.E.	3,543	122
United Internet A.G. (Registered)	5,576	235
Zalando S.E.*	415	46
		6,612
Hong Kong – 3.0%
BOC Hong Kong Holdings Ltd.	270,971	823
CK Asset Holdings Ltd.	120,378	619
CK Infrastructure Holdings Ltd.	9,377	50
CLP Holdings Ltd. (OTC Exchange)	19,960	185
Hang Seng Bank Ltd.	20,528	355
HKT Trust & HKT Ltd.	239,657	311
Hong Kong & China Gas Co. Ltd.(2)	1	—
Sun Hung Kai Properties Ltd.	5,576	72
WH Group Ltd.	711,450	597
		3,012
Ireland – 0.6%
CRH PLC	13,364	565
Israel – 1.2%
Check Point Software Technologies Ltd.*	6,641	883
ICL Group Ltd.	65,757	335
		1,218
Italy – 1.9%
DiaSorin S.p.A.	168	35
Enel S.p.A.	56,134	567
Intesa Sanpaolo S.p.A.*	174,319	406
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Italy – 1.9%continued
Poste Italiane S.p.A.	74,448	$756
Snam S.p.A.	22,819	128
		1,892
Japan – 22.9%
ABC-Mart, Inc.	12,200	679
Alfresa Holdings Corp.	21,209	389
Bridgestone Corp.	18,310	602
Brother Industries Ltd.	34,822	719
Chubu Electric Power Co., Inc.	11,400	137
Dai Nippon Printing Co. Ltd.	12,100	218
Daito Trust Construction Co. Ltd.	1,820	170
Daiwa House Industry Co. Ltd.	24,800	740
FUJIFILM Holdings Corp.	800	42
Honda Motor Co. Ltd.	6,900	193
Hoya Corp.	8,800	1,216
Iida Group Holdings Co. Ltd.	7,000	142
ITOCHU Corp.	37,827	1,089
Japan Post Insurance Co. Ltd.	24,100	494
Kajima Corp.	3,300	44
Kamigumi Co. Ltd.	25,200	461
KDDI Corp.	32,319	960
Kurita Water Industries Ltd.	3,600	138
Kyocera Corp.	5,300	325
Marubeni Corp.	3,100	21
Mebuki Financial Group, Inc.	40,900	81
Medipal Holdings Corp.	10,500	197
MEIJI Holdings Co. Ltd.	1,600	113
MINEBEA MITSUMI, Inc.	200	4
Mitsubishi Corp.	300	7
Mitsubishi Electric Corp.	40,500	613
Mitsubishi Gas Chemical Co., Inc.	12,800	295
Mitsui & Co. Ltd.	12,600	231
Nexon Co. Ltd.	2,600	80
Nintendo Co. Ltd.	600	383
Nippon Telegraph & Telephone Corp.	23,234	596
Nippon Yusen K.K.	13,200	308
Nitto Denko Corp.	3,700	332
Obayashi Corp.	27,500	238
Ono Pharmaceutical Co. Ltd.	13,800	416
Otsuka Corp.	13,300	701
Persol Holdings Co. Ltd.	5,500	99
Resona Holdings, Inc.	159,400	561
SCSK Corp.	5,300	303
Secom Co. Ltd.	3,400	314

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Japan – 22.9%continued
Sekisui House Ltd.	15,300	$312
Shimamura Co. Ltd.	2,500	262
Subaru Corp.	14,200	285
Sumitomo Heavy Industries Ltd.	10,200	253
Sumitomo Mitsui Financial Group, Inc. (OTC Exchange)	35,000	1,083
Sundrug Co. Ltd.	6,700	267
Suntory Beverage & Food Ltd.	13,576	481
Tohoku Electric Power Co., Inc.	12,400	103
Tokyo Electron Ltd.	3,800	1,417
Toppan Printing Co. Ltd.	27,500	388
Tosoh Corp.	48,644	762
Toyo Suisan Kaisha Ltd.	14,500	706
Toyota Motor Corp.	23,900	1,833
		22,803
Jordan – 0.4%
Hikma Pharmaceuticals PLC	10,705	369
Netherlands – 3.9%
ASML Holding N.V.	543	262
Koninklijke Ahold Delhaize N.V. (OTC Exchange)	31,920	902
NN Group N.V.	20,808	910
Randstad N.V.*	6,078	396
Royal Dutch Shell PLC, Class B (OTC Exchange)	75,298	1,297
Wolters Kluwer N.V.	1,755	148
		3,915
New Zealand – 0.5%
Fisher & Paykel Healthcare Corp. Ltd.	20,731	492
Norway – 1.0%
DNB ASA*	31,574	622
Yara International ASA	8,383	348
		970
Singapore – 0.6%
DBS Group Holdings Ltd.	22,352	422
Singapore Exchange Ltd. (OTC Exchange)	12,900	91
Venture Corp. Ltd.	2,100	31
		544
Spain – 1.3%
ACS Actividades de Construccion y Servicios S.A.	19,315	641
Enagas S.A.	5,181	114
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Spain – 1.3%continued
Endesa S.A.	5,349	$147
Iberdrola S.A.	25,714	368
Naturgy Energy Group S.A.	576	13
		1,283
Sweden – 4.0%
Electrolux AB, Class B	1,444	33
Essity AB, Class B	537	17
Hennes & Mauritz AB, Class B*	22,910	478
Hexagon AB, Class B	7,631	695
Husqvarna AB, Class B	29,888	387
Investor AB, Class B	13,926	1,018
Sandvik AB*	6,561	160
Skandinaviska Enskilda Banken AB, Class A*	33,960	349
SKF AB, Class B	26,038	675
Volvo AB, Class B*	8,191	193
		4,005
Switzerland – 8.4%
Adecco Group A.G. (Registered) (OTC Exchange)	14,211	953
Credit Suisse Group A.G. (Registered)	27,029	348
LafargeHolcim Ltd. (Registered) (OTC Exchange)*	9,227	506
Logitech International S.A. (Registered)	4,319	419
Nestle S.A. (Registered) (OTC Exchange)	16,955	1,996
Novartis A.G. (Registered) (OTC Exchange)	12,057	1,139
Roche Holding A.G. (OTC Exchange)	6,502	2,269
Swisscom A.G. (Registered)	1,356	730
		8,360
United Kingdom – 11.3%
3i Group PLC	56,902	909
Admiral Group PLC	17,846	710
Anglo American PLC	31,367	1,045
BAE Systems PLC	137,360	919
Berkeley Group Holdings (The) PLC	10,350	672
British American Tobacco PLC	25,794	959
Bunzl PLC	1,321	44
Direct Line Insurance Group PLC	76,838	334
GlaxoSmithKline PLC (OTC Exchange)	67,674	1,240
Imperial Brands PLC	23,869	502
Kingfisher PLC (OTC Exchange)*	9,470	35
Legal & General Group PLC	7,021	26

NORTHERN FUNDS QUARTERLY REPORT     7    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
United Kingdom – 11.3%continued
National Grid PLC (OTC Exchange)	21,301	$254
Persimmon PLC	8,385	318
Rio Tinto PLC	6,460	483
Sage Group (The) PLC	31,517	251
Segro PLC	1,958	25
Smiths Group PLC	2,897	60
SSE PLC	132	3
Unilever PLC (Euronext Amsterdam Exchange)	29,395	1,780
United Utilities Group PLC (OTC Exchange)	12,149	149
Vodafone Group PLC	156,223	257
Wm Morrison Supermarkets PLC	53,329	129
WPP PLC	8,960	97
		11,201
Total Common Stocks
(Cost $87,017)		96,757

PREFERRED STOCKS – 0.6% (1)
Germany – 0.6%
Henkel A.G. & Co. KGaA, 2.05%(4)	1,215	137
Volkswagen A.G., 3.30%(4)	2,530	471
		608
Total Preferred Stocks
(Cost $495)		608

INVESTMENT COMPANIES – 0.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(5) (6)	929,749	930
Total Investment Companies
(Cost $930)		930

Total Investments – 98.7%
(Cost $88,442)		98,295
Other Assets less Liabilities – 1.3%		1,274
Net Assets – 100.0%		$99,569

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Value rounds to less than one thousand.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2020 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC – Public Limited Company

REIT – Real Estate Investment Trust

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2020, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Euro Stoxx 50 (Euro)	23	$997	Long	3/21	$13
FTSE 100 Index (British Pound)	5	439	Long	3/21	(6)
S&P/TSX 60 Index (Canadian Dollar)	1	162	Long	3/21	(1)
SPI 200 Index (Australian Dollar)	2	252	Long	3/21	(2)
Yen Denominated Nikkei 225 (Japanese Yen)	4	533	Long	3/21	15
Total					$19

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
At December 31, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	4.8%
Consumer Discretionary	11.8
Consumer Staples	10.5
Energy	3.8
Financials	17.8
Health Care	11.6
Industrials	15.0
Information Technology	9.3
Materials	8.9
Real Estate	2.7
Utilities	3.8
Total	100.0%
At December 31, 2020, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	28.7%
Japanese Yen	23.4
British Pound	11.4
Canadian Dollar	8.6
Swiss Franc	8.6
Australian Dollar	5.8
All other currencies less than 5%	13.5
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2020 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Canada	$8,380	$—*	$—	$8,380
Israel	883	335	—	1,218
United Kingdom	1,780	9,421	—	11,201
All Other Countries(1)	—	75,958	—	75,958
Total Common Stocks	11,043	85,714	—	96,757
Preferred Stocks	—	608	—	608
Investment Companies	930	—	—	930
Total Investments	$11,973	$86,322	$—	$98,295
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$28	$—	$—	$28
Liabilities
Futures Contracts	(9)	—	—	(9)
Total Other Financial Instruments	$19	$—	$—	$19

(1)	Classifications as defined in the Schedule of Investments.
*	Amounts round to less than a thousand.

Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$1,535	$17,657	$18,262	$—*	$930	929,749

*	Amounts round to less than a thousand.
NORTHERN FUNDS QUARTERLY REPORT     9    EQUITY FUNDS

Schedule of Investments
LARGE CAP CORE FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.2%
Aerospace & Defense – 0.9%
Lockheed Martin Corp.	6,405	$2,274
Northrop Grumman Corp.	283	86
		2,360
Air Freight & Logistics – 1.5%
Expeditors International of Washington, Inc.	14,073	1,338
United Parcel Service, Inc., Class B	14,019	2,361
		3,699
Banks – 3.5%
Bank of America Corp.	113,060	3,427
Citigroup, Inc.	42,475	2,619
Citizens Financial Group, Inc.	9,117	326
JPMorgan Chase & Co.	11,717	1,489
Wells Fargo & Co.	37,227	1,123
		8,984
Beverages – 0.9%
Coca-Cola (The) Co.	8,584	471
Molson Coors Beverage Co., Class B	13,989	632
Monster Beverage Corp.*	3,161	292
PepsiCo, Inc.	5,452	809
		2,204
Biotechnology – 1.5%
Amgen, Inc.	11,692	2,688
Gilead Sciences, Inc.	4,229	246
Regeneron Pharmaceuticals, Inc.*	993	480
Vertex Pharmaceuticals, Inc.*	1,792	424
		3,838
Building Products – 0.7%
Masco Corp.	31,544	1,733
Capital Markets – 2.4%
Ameriprise Financial, Inc.	3,000	583
Bank of New York Mellon (The) Corp.	2,444	104
BlackRock, Inc.	1,009	728
Goldman Sachs Group (The), Inc.	8,084	2,132
Invesco Ltd.	9,855	172
Morgan Stanley	36,338	2,490
		6,209
Chemicals – 1.1%
Celanese Corp.	850	110
Dow, Inc.	4,381	243
Eastman Chemical Co.	5,931	595
PPG Industries, Inc.	5,440	785
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2% continued
Chemicals – 1.1%continued
Scotts Miracle-Gro (The) Co.	742	$148
Sherwin-Williams (The) Co.	1,258	924
		2,805
Communications Equipment – 1.2%
Cisco Systems, Inc.	70,091	3,137
Construction & Engineering – 0.3%
Quanta Services, Inc.	10,149	731
Consumer Finance – 0.9%
Ally Financial, Inc.	14,117	504
SLM Corp.	135,045	1,673
		2,177
Containers & Packaging – 0.8%
International Paper Co.	18,885	939
Sealed Air Corp.	24,495	1,122
		2,061
Diversified Financial Services – 1.6%
Berkshire Hathaway, Inc., Class B*	10,528	2,441
Equitable Holdings, Inc.	2,517	65
Jefferies Financial Group, Inc.	66,991	1,648
		4,154
Diversified Telecommunication Services – 1.9%
AT&T, Inc.	49,996	1,438
Verizon Communications, Inc.	59,607	3,502
		4,940
Electric Utilities – 1.2%
Edison International	1,007	63
Entergy Corp.	198	20
Exelon Corp.	35,403	1,495
FirstEnergy Corp.	32,984	1,010
NRG Energy, Inc.	12,906	484
		3,072
Electrical Equipment – 1.2%
Emerson Electric Co.	9,008	724
Hubbell, Inc.	9,835	1,542
Regal Beloit Corp.	6,542	803
		3,069
Electronic Equipment, Instruments & Components – 0.5%
Arrow Electronics, Inc.*	10,569	1,028
Zebra Technologies Corp., Class A*	884	340
		1,368

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2% continued
Energy Equipment & Services – 0.9%
Baker Hughes Co.	53,602	$1,118
Schlumberger N.V.	52,419	1,144
		2,262
Entertainment – 1.9%
Activision Blizzard, Inc.	3,353	311
Electronic Arts, Inc.	12,886	1,850
Netflix, Inc.*	2,086	1,128
Take-Two Interactive Software, Inc.*	3,591	746
Walt Disney (The) Co.*	4,441	805
		4,840
Equity Real Estate Investment Trusts – 2.5%
Cousins Properties, Inc.	47,496	1,591
Gaming and Leisure Properties, Inc.	30,923	1,311
Highwoods Properties, Inc.	39,930	1,582
Weyerhaeuser Co.	56,217	1,885
		6,369
Food & Staples Retailing – 2.0%
Kroger (The) Co.	22,005	699
Sprouts Farmers Market, Inc.*	61,475	1,236
Walmart, Inc.	22,044	3,177
		5,112
Food Products – 0.9%
Campbell Soup Co.	24,544	1,187
General Mills, Inc.	19,950	1,173
		2,360
Health Care Equipment & Supplies – 3.4%
Abbott Laboratories	29,388	3,218
Hologic, Inc.*	5,370	391
IDEXX Laboratories, Inc.*	2,055	1,027
Medtronic PLC	21,524	2,521
Quidel Corp.*	1,043	187
ResMed, Inc.	6,368	1,354
		8,698
Health Care Providers & Services – 3.1%
DaVita, Inc.*	10,895	1,279
HCA Healthcare, Inc.	6,126	1,007
Humana, Inc.	619	254
McKesson Corp.	6,461	1,124
UnitedHealth Group, Inc.	12,364	4,336
		8,000
Hotels, Restaurants & Leisure – 0.9%
Domino's Pizza, Inc.	2,916	1,118
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2% continued
Hotels, Restaurants & Leisure – 0.9%continued
McDonald's Corp.	3,221	$691
Yum! Brands, Inc.	4,922	535
		2,344
Household Durables – 0.8%
Lennar Corp., Class A	9,335	712
Newell Brands, Inc.	1,176	25
NVR, Inc.*	99	404
PulteGroup, Inc.	10,031	432
Whirlpool Corp.	3,186	575
		2,148
Household Products – 1.1%
Colgate-Palmolive Co.	9,727	832
Kimberly-Clark Corp.	3,038	409
Procter & Gamble (The) Co.	11,348	1,579
		2,820
Independent Power & Renewable Electricity Producers – 0.7%
AES (The) Corp.	73,556	1,729
Industrial Conglomerates – 0.7%
3M Co.	9,836	1,719
Insurance – 2.2%
Aflac, Inc.	40,639	1,807
Allstate (The) Corp.	17,660	1,941
MetLife, Inc.	39,660	1,862
Principal Financial Group, Inc.	1,504	75
		5,685
Interactive Media & Services – 6.1%
Alphabet, Inc., Class A*	5,746	10,071
Facebook, Inc., Class A*	19,886	5,432
		15,503
Internet & Direct Marketing Retail – 4.9%
Amazon.com, Inc.*	3,231	10,523
eBay, Inc.	34,594	1,738
Qurate Retail, Inc., Class A	14,169	156
		12,417
IT Services – 4.7%
Accenture PLC, Class A	11,630	3,038
Booz Allen Hamilton Holding Corp.	12,384	1,080
Cognizant Technology Solutions Corp., Class A	10,514	862
International Business Machines Corp.	18,196	2,290
Jack Henry & Associates, Inc.	288	47
Mastercard, Inc., Class A	2,887	1,030

NORTHERN FUNDS QUARTERLY REPORT     11    EQUITY FUNDS

Schedule of Investments
LARGE CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2% continued
IT Services – 4.7%continued
Paychex, Inc.	8,082	$753
PayPal Holdings, Inc.*	2,049	480
Visa, Inc., Class A	6,645	1,453
Western Union (The) Co.	45,360	995
		12,028
Leisure Products – 0.1%
Polaris, Inc.	2,138	204
Life Sciences Tools & Services – 1.3%
Mettler-Toledo International, Inc.*	571	651
Thermo Fisher Scientific, Inc.	5,064	2,359
Waters Corp.*	1,299	321
		3,331
Machinery – 1.4%
AGCO Corp.	14,037	1,447
Cummins, Inc.	8,268	1,878
Snap-on, Inc.	594	101
		3,426
Media – 0.9%
Charter Communications, Inc., Class A*	910	602
Comcast Corp., Class A	9,881	518
Omnicom Group, Inc.	16,682	1,040
		2,160
Metals & Mining – 0.9%
Newmont Corp.	11,945	716
Reliance Steel & Aluminum Co.	13,238	1,585
		2,301
Multiline Retail – 0.9%
Target Corp.	13,214	2,333
Multi-Utilities – 0.9%
Ameren Corp.	16,750	1,307
Public Service Enterprise Group, Inc.	17,696	1,032
		2,339
Oil, Gas & Consumable Fuels – 1.4%
Chevron Corp.	9,077	767
Cimarex Energy Co.	38,521	1,445
Concho Resources, Inc.	8,440	492
EQT Corp.	43,006	547
Kinder Morgan, Inc.	14,635	200
Williams (The) Cos., Inc.	3,196	64
		3,515
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2% continued
Personal Products – 0.8%
Herbalife Nutrition Ltd.*	18,945	$910
Nu Skin Enterprises, Inc., Class A	19,900	1,087
		1,997
Pharmaceuticals – 4.4%
Eli Lilly and Co.	16,106	2,719
Johnson & Johnson	31,016	4,881
Merck & Co., Inc.	36,902	3,019
Pfizer, Inc.	15,090	556
		11,175
Professional Services – 0.5%
Robert Half International, Inc.	20,779	1,298
Real Estate Management & Development – 0.4%
CBRE Group, Inc., Class A*	17,765	1,114
Road & Rail – 0.6%
Landstar System, Inc.	11,399	1,535
Semiconductors & Semiconductor Equipment – 5.5%
Applied Materials, Inc.	25,548	2,205
Intel Corp.	59,666	2,972
KLA Corp.	6,461	1,673
Lam Research Corp.	4,211	1,989
Microchip Technology, Inc. (NASDAQ Exchange)	6,780	936
NVIDIA Corp.	2,059	1,075
QUALCOMM, Inc.	1,646	251
Texas Instruments, Inc.	17,235	2,829
		13,930
Software – 8.4%
Adobe, Inc. (NASDAQ Exchange)*	2,844	1,422
Citrix Systems, Inc.	11,550	1,503
Intuit, Inc. (NASDAQ Exchange)	1,009	383
Microsoft Corp.	69,212	15,394
Oracle Corp.	42,378	2,742
salesforce.com, Inc.*	212	47
		21,491
Specialty Retail – 2.9%
Best Buy Co., Inc.	17,053	1,702
Dick's Sporting Goods, Inc.	6,848	385
Home Depot (The), Inc.	8,500	2,258
L Brands, Inc.	3,680	137
Lowe's Cos., Inc.	7,590	1,218
O'Reilly Automotive, Inc.*	278	126

EQUITY FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2% continued
Specialty Retail – 2.9%continued
Tractor Supply Co.	357	$50
Williams-Sonoma, Inc.	14,692	1,496
		7,372
Technology Hardware, Storage & Peripherals – 7.7%
Apple, Inc.	144,139	19,126
Dell Technologies, Inc., Class C*	7,716	565
		19,691
Textiles, Apparel & Luxury Goods – 0.0%
Hanesbrands, Inc.	1,946	28
Tobacco – 0.9%
Altria Group, Inc.	14,663	601
Philip Morris International, Inc.	19,185	1,588
		2,189
Trading Companies & Distributors – 0.4%
MSC Industrial Direct Co., Inc., Class A	5,034	425
United Rentals, Inc.*	705	163
W.W. Grainger, Inc.	1,087	444
		1,032
Total Common Stocks
(Cost $173,662)		253,036

INVESTMENT COMPANIES – 0.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(1) (2)	1,193,600	1,194
Total Investment Companies
(Cost $1,194)		1,194

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill, 0.11%, 1/28/21(3) (4)	$415	$415
	Total Short-Term Investments
	(Cost $415)	415

	Total Investments – 99.9%
	(Cost $175,271)	254,645
	Other Assets less Liabilities – 0.1%	353
	NET ASSETS – 100.0%	$254,998

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of December 31, 2020 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2020, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	8	$1,500	Long	3/21	$31
At December 31, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	10.8%
Consumer Discretionary	10.6
Consumer Staples	6.6
Energy	2.3
Financials	10.8
Health Care	13.9
Industrials	8.1
Information Technology	28.3
Materials	2.8
Real Estate	3.0
Utilities	2.8
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT     13    EQUITY FUNDS

Schedule of Investments
LARGE CAP CORE FUND continued	December 31, 2020 (UNAUDITED)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$253,036	$—	$—	$253,036
Investment Companies	1,194	—	—	1,194
Short-Term Investments	—	415	—	415
Total Investments	$254,230	$415	$—	$254,645
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$31	$—	$—	$31

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$2,974	$30,038	$31,818	$1	$1,194	1,193,600
EQUITY FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
LARGE CAP VALUE FUND	December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.1%
Aerospace & Defense – 0.9%
Howmet Aerospace, Inc.	7,849	$224
Northrop Grumman Corp.	952	290
		514
Airlines – 0.5%
Copa Holdings S.A., Class A	3,607	279
Auto Components – 0.6%
Gentex Corp.	9,571	325
Banks – 7.3%
Bank of America Corp.	46,266	1,402
Citigroup, Inc.	16,404	1,011
First Citizens BancShares, Inc., Class A	138	79
JPMorgan Chase & Co.	4,286	545
M&T Bank Corp.	2,676	341
PNC Financial Services Group (The), Inc.	973	145
U.S. Bancorp	4,745	221
Wells Fargo & Co.	18,185	549
		4,293
Biotechnology – 1.5%
Biogen, Inc.*	910	223
Gilead Sciences, Inc.	7,318	426
Vertex Pharmaceuticals, Inc.*	1,084	256
		905
Building Products – 2.3%
A.O. Smith Corp.	5,420	297
Fortune Brands Home & Security, Inc.	3,767	323
Johnson Controls International PLC	2,427	113
Trane Technologies PLC	4,080	592
		1,325
Capital Markets – 4.8%
Affiliated Managers Group, Inc.	3,430	349
Bank of New York Mellon (The) Corp.	13,471	572
Goldman Sachs Group (The), Inc.	3,555	937
Morgan Stanley	14,193	973
		2,831
Chemicals – 2.2%
CF Industries Holdings, Inc.	6,352	246
Dow, Inc.	12,520	695
Eastman Chemical Co.	3,347	335
		1,276
Communications Equipment – 1.1%
Cisco Systems, Inc.	13,963	625
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Consumer Finance – 1.8%
Ally Financial, Inc.	10,884	$388
Capital One Financial Corp.	1,610	159
Santander Consumer U.S.A. Holdings, Inc.	11,536	254
Synchrony Financial	7,394	257
		1,058
Containers & Packaging – 0.6%
International Paper Co.	4,159	207
Sonoco Products Co.	2,767	164
		371
Diversified Financial Services – 1.5%
Berkshire Hathaway, Inc., Class B*	2,875	667
Jefferies Financial Group, Inc.	9,687	238
		905
Diversified Telecommunication Services – 2.4%
AT&T, Inc.	33,762	971
CenturyLink, Inc.	3,964	39
Verizon Communications, Inc.	7,218	424
		1,434
Electric Utilities – 3.1%
Avangrid, Inc.	6,195	282
Duke Energy Corp.	5,520	505
Exelon Corp.	9,978	421
IDACORP, Inc.	3,256	313
OGE Energy Corp.	8,938	285
		1,806
Electrical Equipment – 2.9%
Eaton Corp. PLC	6,111	734
Emerson Electric Co.	7,064	568
Hubbell, Inc.	1,953	306
Regal Beloit Corp.	941	116
		1,724
Electronic Equipment, Instruments & Components – 0.7%
Amphenol Corp., Class A	2,588	338
Zebra Technologies Corp., Class A*	134	52
		390
Energy Equipment & Services – 1.0%
Helmerich & Payne, Inc.	11,798	273
NOV, Inc.	23,942	329
		602
Entertainment – 3.2%
Electronic Arts, Inc.	4,199	603

NORTHERN FUNDS QUARTERLY REPORT     15    EQUITY FUNDS

Schedule of Investments
LARGE CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Entertainment – 3.2%continued
Lions Gate Entertainment Corp., Class A*	13,232	$150
Walt Disney (The) Co.*	6,309	1,143
		1,896
Equity Real Estate Investment Trusts – 3.5%
American Homes 4 Rent, Class A	10,622	319
Cousins Properties, Inc.	8,943	299
Equity Residential	6,197	367
SL Green Realty Corp.	4,366	260
Weingarten Realty Investors	10,344	224
Weyerhaeuser Co.	12,757	428
WP Carey, Inc.	2,080	147
		2,044
Food & Staples Retailing – 3.3%
Albertsons Cos., Inc., Class A	13,004	229
Kroger (The) Co.	6,936	220
Sprouts Farmers Market, Inc.*	12,905	259
Walmart, Inc.	8,474	1,222
		1,930
Food Products – 2.3%
Campbell Soup Co.	5,986	289
General Mills, Inc.	10,372	610
J.M. Smucker (The) Co.	2,773	321
TreeHouse Foods, Inc.*	1,227	52
Tyson Foods, Inc., Class A	1,322	85
		1,357
Health Care Equipment & Supplies – 4.0%
Abbott Laboratories	8,664	949
Baxter International, Inc.	1,912	153
Becton Dickinson and Co.	1,377	344
Danaher Corp.	908	202
Medtronic PLC	5,890	690
		2,338
Health Care Providers & Services – 1.5%
Anthem, Inc.	951	305
CVS Health Corp.	278	19
Humana, Inc.	480	197
Laboratory Corp. of America Holdings*	39	8
Universal Health Services, Inc., Class B	2,377	327
		856
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Health Care Technology – 0.5%
Cerner Corp.	3,801	$298
Hotels, Restaurants & Leisure – 2.2%
Domino's Pizza, Inc.	715	274
McDonald's Corp.	1,704	366
Wendy's (The) Co.	11,484	252
Yum! Brands, Inc.	3,605	391
		1,283
Household Durables – 2.4%
Garmin Ltd.	25	3
Lennar Corp., Class A	4,818	367
Newell Brands, Inc.	14,981	318
NVR, Inc.*	73	298
PulteGroup, Inc.	6,728	290
Whirlpool Corp.	903	163
		1,439
Household Products – 0.4%
Procter & Gamble (The) Co.	1,612	224
Industrial Conglomerates – 0.5%
Carlisle Cos., Inc.	1,128	176
General Electric Co.	11,795	128
		304
Insurance – 5.5%
Aflac, Inc.	12,132	540
Allstate (The) Corp.	5,357	589
American International Group, Inc.	1,504	57
Assured Guaranty Ltd.	6,657	210
Chubb Ltd.	39	6
Globe Life, Inc.	3,343	318
Hartford Financial Services Group (The), Inc.	3,780	185
Loews Corp.	7,383	332
MetLife, Inc.	12,979	609
Prudential Financial, Inc.	2,797	218
White Mountains Insurance Group Ltd.	155	155
		3,219
Interactive Media & Services – 0.6%
Alphabet, Inc., Class A*	217	380
Internet & Direct Marketing Retail – 0.0%
Qurate Retail, Inc., Class A	1,470	16
IT Services – 3.9%
Accenture PLC, Class A	685	179
Amdocs Ltd.	4,361	309

EQUITY FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
IT Services – 3.9%continued
Broadridge Financial Solutions, Inc.	957	$147
Cognizant Technology Solutions Corp., Class A	5,283	433
Fidelity National Information Services, Inc.	180	26
International Business Machines Corp.	5,610	706
Jack Henry & Associates, Inc.	1,441	233
Paychex, Inc.	3,068	286
		2,319
Life Sciences Tools & Services – 0.8%
Agilent Technologies, Inc.	2,296	272
IQVIA Holdings, Inc.*	58	11
Thermo Fisher Scientific, Inc.	451	210
		493
Machinery – 3.0%
AGCO Corp.	2,285	236
Cummins, Inc.	1,259	286
Dover Corp.	2,745	347
ITT, Inc.	2,416	186
PACCAR, Inc.	582	50
Parker-Hannifin Corp.	2,013	548
Snap-on, Inc.	832	142
		1,795
Media – 3.8%
Comcast Corp., Class A	23,994	1,257
Discovery, Inc., Class A*	11,640	350
Fox Corp., Class A	2,584	75
Interpublic Group of (The) Cos., Inc.	14,188	334
Liberty Media Corp.-Liberty SiriusXM, Class A*	389	17
Nexstar Media Group, Inc., Class A	1,866	204
		2,237
Metals & Mining – 1.7%
Newmont Corp.	11,778	705
Reliance Steel & Aluminum Co.	2,572	308
		1,013
Multiline Retail – 1.5%
Target Corp.	4,941	872
Multi-Utilities – 2.3%
CenterPoint Energy, Inc.	7,655	166
Consolidated Edison, Inc.	2,826	204
MDU Resources Group, Inc.	11,352	299
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Multi-Utilities – 2.3%continued
NiSource, Inc.	12,957	$297
Public Service Enterprise Group, Inc.	6,510	380
		1,346
Oil, Gas & Consumable Fuels – 2.2%
Chevron Corp.	10,927	923
EOG Resources, Inc.	7,866	392
HollyFrontier Corp.	122	3
		1,318
Personal Products – 0.5%
Nu Skin Enterprises, Inc., Class A	5,638	308
Pharmaceuticals – 6.2%
Bristol-Myers Squibb Co.	413	26
Johnson & Johnson	11,617	1,828
Merck & Co., Inc.	5,445	445
Pfizer, Inc.	33,215	1,223
Viatris, Inc.*	5,860	110
		3,632
Professional Services – 0.7%
FTI Consulting, Inc.*	1,177	131
ManpowerGroup, Inc.	3,413	308
		439
Road & Rail – 0.5%
Schneider National, Inc., Class B	12,992	269
Semiconductors & Semiconductor Equipment – 4.5%
Analog Devices, Inc.	2,789	412
Applied Materials, Inc.	865	75
Broadcom, Inc.	226	99
Intel Corp.	17,301	862
Lam Research Corp.	642	303
Maxim Integrated Products, Inc.	4,066	360
Microchip Technology, Inc.	494	68
Skyworks Solutions, Inc.	1,007	154
Teradyne, Inc.	2,618	314
		2,647
Software – 0.4%
SS&C Technologies Holdings, Inc.	3,027	220
Specialty Retail – 1.1%
Best Buy Co., Inc.	2,238	224
Tractor Supply Co.	1,438	202
Williams-Sonoma, Inc.	2,281	232
		658

NORTHERN FUNDS QUARTERLY REPORT     17    EQUITY FUNDS

Schedule of Investments
LARGE CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Textiles, Apparel & Luxury Goods – 0.4%
Hanesbrands, Inc.	15,412	$225
Trading Companies & Distributors – 0.5%
MSC Industrial Direct Co., Inc., Class A	3,494	295
Total Common Stocks
(Cost $52,603)		58,333

INVESTMENT COMPANIES – 0.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(1) (2)	418,617	419
Total Investment Companies
(Cost $419)		419

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill, 0.11%, 1/28/21(3) (4)	$150	$150
	Total Short-Term Investments
	(Cost $150)	150

	Total Investments – 100.0%
	(Cost $53,172)	58,902
	Liabilities less Other Assets – (0.0%)	(25)
	NET ASSETS – 100.0%	$58,877

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of December 31, 2020 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2020, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	3	$562	Long	03/21	$11
At December 31, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	10.2%
Consumer Discretionary	8.3
Consumer Staples	6.5
Energy	3.3
Financials	21.1
Health Care	14.6
Industrials	11.9
Information Technology	10.6
Materials	4.6
Real Estate	3.5
Utilities	5.4
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$58,333	$—	$—	$58,333
Investment Companies	419	—	—	419
Short-Term Investments	—	150	—	150
Total Investments	$58,752	$150	$—	$58,902
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$11	$—	$—	$11

(1)	Classifications as defined in the Schedule of Investments.

EQUITY FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$776	$6,429	$6,786	$—*	$419	418,617

*	Amount rounds to less than one thousand.
NORTHERN FUNDS QUARTERLY REPORT     19    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.6%
Aerospace & Defense – 0.8%
AAR Corp.	7,509	$272
Aerojet Rocketdyne Holdings, Inc.*	14,794	782
AeroVironment, Inc.*	5,868	510
Astronics Corp.*	2,544	34
Astronics Corp., Class B*	3,668	49
Ducommun, Inc.*	3,306	177
Kaman Corp.	5,448	311
Kratos Defense & Security Solutions, Inc.*	18,256	501
Maxar Technologies, Inc.	900	35
Moog, Inc., Class A	9,117	723
National Presto Industries, Inc.	1,353	120
Park Aerospace Corp.	2,783	37
Parsons Corp.*	2,411	88
Vectrus, Inc.*	4,455	221
		3,860
Air Freight & Logistics – 0.3%
Air T, Inc.*	765	19
Air Transport Services Group, Inc.*	14,180	444
Atlas Air Worldwide Holdings, Inc.*	4,640	253
Forward Air Corp.	7,245	557
		1,273
Airlines – 0.3%
Allegiant Travel Co.	3,268	619
Copa Holdings S.A., Class A	6,629	512
Hawaiian Holdings, Inc.	1,583	28
SkyWest, Inc.	11,911	480
		1,639
Auto Components – 1.5%
Adient PLC*	17,670	614
American Axle & Manufacturing Holdings, Inc.*	7,181	60
BorgWarner, Inc. (New York Exchange)	5,037	195
Cooper Tire & Rubber Co.	15,420	624
Dana, Inc.	27,461	536
Dorman Products, Inc.*	7,230	628
Fox Factory Holding Corp.*	8,308	878
Gentherm, Inc.*	8,767	572
Goodyear Tire & Rubber (The) Co.	45,802	500
LCI Industries	7,486	971
Modine Manufacturing Co.*	2,602	33
Motorcar Parts of America, Inc.*	5,314	104
Patrick Industries, Inc.	4,767	326
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Auto Components – 1.5%continued
Shiloh Industries, Inc.(1) *	2,100	$—
Standard Motor Products, Inc.	4,636	187
Stoneridge, Inc.*	4,784	145
Tenneco, Inc., Class A*	3,500	37
Visteon Corp.*	5,291	664
		7,074
Automobiles – 0.1%
Winnebago Industries, Inc.	8,988	539
Banks – 7.2%
1st Source Corp.	5,460	220
Allegiance Bancshares, Inc.	2,376	81
Altabancorp	4,601	128
Amalgamated Bank, Class A	6,269	86
American National Bankshares, Inc.	2,646	69
Ameris Bancorp	14,521	553
Ames National Corp.	2,547	61
Arrow Financial Corp.	5,265	157
Atlantic Union Bankshares Corp.	16,996	560
Banc of California, Inc.	6,661	98
BancFirst Corp.	4,585	269
Bancorp (The), Inc.*	7,254	99
BancorpSouth Bank	19,847	545
Bank First Corp.	3,402	221
Bank of Hawaii Corp.	6,979	535
Bank of Marin Bancorp	3,682	126
Bank of NT Butterfield & Son (The) Ltd.	10,037	313
Bank of South Carolina Corp.	5,450	87
Bank7 Corp.	9,191	131
BankFinancial Corp.	1,816	16
Bankwell Financial Group, Inc.	7,813	153
Banner Corp.	8,821	411
Bar Harbor Bankshares	1,968	44
BCB Bancorp, Inc.	508	6
Berkshire Bancorp, Inc.*	121	1
Boston Private Financial Holdings, Inc.	2,714	23
Brookline Bancorp, Inc.	23,413	282
Bryn Mawr Bank Corp.	4,961	152
Burke & Herbert Bank & Trust Co.	20	34
C&F Financial Corp.	474	18
Cadence BanCorp	23,015	378
California First National Bancorp	1,583	24
Cambridge Bancorp	913	64
Camden National Corp.	4,006	143
Capital City Bank Group, Inc.	4,062	100

EQUITY FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Banks – 7.2%continued
Cathay General Bancorp	16,356	$526
CBTX, Inc.	3,800	97
Central Pacific Financial Corp.	675	13
Century Bancorp, Inc., Class A	2,530	196
Citizens & Northern Corp.	774	15
City Holding Co.	3,955	275
Columbia Banking System, Inc.	13,496	484
Commercial National Financial Corp.	121	2
Community Bank System, Inc.	9,784	610
Community Financial (The) Corp.	3,510	93
Community Trust Bancorp, Inc.	2,985	111
ConnectOne Bancorp, Inc.	5,067	100
Customers Bancorp, Inc.*	7,370	134
CVB Financial Corp.	23,812	464
Dime Community Bancshares, Inc.	7,293	115
Eagle Bancorp, Inc.	6,851	283
Eagle Financial Services, Inc.	100	3
Enterprise Bancorp, Inc.	2,054	52
Enterprise Financial Services Corp.	5,591	195
Equity Bancshares, Inc., Class A*	3,473	75
FB Financial Corp.	2,484	86
Financial Institutions, Inc.	4,499	101
First Bancorp	7,975	270
First BanCorp (New York Exchange)	30,983	286
First Bancorp (The), Inc.	2,982	76
First Bancshares (The), Inc.	4,998	154
First Busey Corp.	11,676	252
First Commonwealth Financial Corp.	30,033	329
First Community Bankshares, Inc.	1,805	39
First Financial Bankshares, Inc.	30,003	1,085
First Financial Corp.	2,808	109
First Financial Northwest, Inc.	699	8
First Foundation, Inc.	5,394	108
First Horizon Corp.	53,449	682
First Internet Bancorp	1,689	49
First Interstate BancSystem, Inc., Class A	10,214	416
First Merchants Corp.	10,848	406
First Mid Bancshares, Inc.	37	1
First Northwest Bancorp	521	8
First of Long Island (The) Corp.	3,693	66
First Savings Financial Group, Inc.	3,176	206
First United Corp.	8,086	125
Flushing Financial Corp.	4,485	75
FNB Corp.	59,964	570
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Banks – 7.2%continued
Fulton Financial Corp.	29,705	$378
German American Bancorp, Inc.	5,541	183
Glacier Bancorp, Inc.	15,879	731
Great Southern Bancorp, Inc.	1,742	85
Great Western Bancorp, Inc.	9,801	205
Hancock Whitney Corp.	17,373	591
Hanmi Financial Corp.	3,851	44
Hawthorn Bancshares, Inc.	1,370	30
Heartland Financial U.S.A., Inc.	6,005	242
Heritage Financial Corp.	8,439	197
Hilltop Holdings, Inc.	16,924	466
Home BancShares, Inc.	28,961	564
HomeTrust Bancshares, Inc.	1,363	26
Hope Bancorp, Inc.	22,785	249
Independent Bank Corp.	7,016	512
Independent Bank Group, Inc.	10,771	673
International Bancshares Corp.	12,763	478
Investar Holding Corp.	10,598	175
Investors Bancorp, Inc.	66,653	704
Lakeland Bancorp, Inc.	7,660	97
Lakeland Financial Corp.	4,918	264
Landmark Bancorp, Inc.	5,994	137
Malvern Bancorp, Inc.(1) *	9	—
Mercantile Bank Corp.	5,312	144
Metropolitan Bank Holding Corp.*	200	7
MidWestOne Financial Group, Inc.	564	14
National Bank Holdings Corp., Class A	7,956	261
National Bankshares, Inc.	1,783	56
NBT Bancorp, Inc.	10,910	350
Nicolet Bankshares, Inc.*	3,149	209
Northrim BanCorp, Inc.	2,996	102
NorthWest Indiana Bancorp	700	25
Norwood Financial Corp.	1,101	29
OceanFirst Financial Corp.	9,688	180
OFG Bancorp	7,059	131
Ohio Valley Banc Corp.	757	18
Old National Bancorp	28,488	472
Old Second Bancorp, Inc.	2,655	27
Pacific Premier Bancorp, Inc.	20,600	645
Park National Corp.	3,093	325
Peapack-Gladstone Financial Corp.	4,327	98
Penns Woods Bancorp, Inc.	150	4
Peoples Bancorp, Inc.	1,726	47
Peoples Financial Corp.	236	3

NORTHERN FUNDS QUARTERLY REPORT     21    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Banks – 7.2%continued
Peoples Financial Services Corp.	420	$15
Preferred Bank	3,973	201
Premier Financial Bancorp, Inc.	8,354	111
QCR Holdings, Inc.	1,649	65
Renasant Corp.	12,493	421
Republic Bancorp, Inc., Class A	4,201	152
Republic First Bancorp, Inc.*	3,187	9
Sandy Spring Bancorp, Inc.	5,362	173
Seacoast Banking Corp. of Florida*	10,995	324
ServisFirst Bancshares, Inc.	13,308	536
Shore Bancshares, Inc.	691	10
Sierra Bancorp	823	20
Simmons First National Corp., Class A	14,914	322
South State Corp.	13,412	970
Southern BancShares NC, Inc.	5	19
Southern First Bancshares, Inc.*	4,663	165
Southern National Bancorp of Virginia, Inc.	669	8
Southside Bancshares, Inc.	5,136	159
Spirit of Texas Bancshares, Inc.	4,794	81
Stock Yards Bancorp, Inc.	6,474	262
Texas Capital Bancshares, Inc.*	3,839	228
Tompkins Financial Corp.	3,528	249
Towne Bank	10,454	245
TriCo Bancshares	5,153	182
Triumph Bancorp, Inc.*	6,583	320
Trustmark Corp.	13,142	359
UMB Financial Corp.	9,011	622
Union Bankshares, Inc.	5,883	151
United Bancorp, Inc.	498	7
United Bankshares, Inc.	19,350	627
United Community Banks, Inc.	15,574	443
Univest Financial Corp.	5,415	111
Veritex Holdings, Inc.	8,419	216
Virginia National Bankshares Corp.	105	3
Washington Trust Bancorp, Inc.	3,313	148
WesBanco, Inc.	15,509	465
West BanCorp, Inc.	2,843	55
Westamerica BanCorp	6,293	348
		34,518
Beverages – 0.2%
Coca-Cola Consolidated, Inc.	1,618	431
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Beverages – 0.2%continued
MGP Ingredients, Inc.	3,510	$165
National Beverage Corp.	3,533	300
		896
Biotechnology – 8.8%
89bio, Inc.*	7,393	180
Abeona Therapeutics, Inc.*	1,200	2
Adamas Pharmaceuticals, Inc.*	7,666	33
ADMA Biologics, Inc.*	22,679	44
Adverum Biotechnologies, Inc.*	12,531	136
Akebia Therapeutics, Inc.*	24,751	69
Akero Therapeutics, Inc.*	4,219	109
Albireo Pharma, Inc.*	7,695	289
Alector, Inc.*	6,804	103
Altimmune, Inc.*	13,560	153
Amicus Therapeutics, Inc.*	64,019	1,478
AnaptysBio, Inc.*	5,481	118
Anavex Life Sciences Corp.*	15,685	85
Anika Therapeutics, Inc.*	5,635	255
Anixa Biosciences, Inc.*	3,567	11
Apellis Pharmaceuticals, Inc.*	957	55
Applied Molecular Transport, Inc.*	6,700	206
Applied Therapeutics, Inc.*	1,837	40
Aprea Therapeutics, Inc.*	3,767	19
Arcturus Therapeutics Holdings, Inc.*	8,992	390
Arcus Biosciences, Inc.*	10,566	274
Ardelyx, Inc.*	9,450	61
Arena Pharmaceuticals, Inc.*	10,621	816
Arrowhead Pharmaceuticals, Inc.*	21,732	1,668
Assembly Biosciences, Inc.*	9,978	60
Atara Biotherapeutics, Inc.*	12,001	236
Atreca, Inc., Class A*	4,447	72
Avrobio, Inc.*	4,520	63
Beyondspring, Inc.*	4,914	60
BioCryst Pharmaceuticals, Inc.*	17,291	129
Bioxcel Therapeutics, Inc.*	7,839	362
Blueprint Medicines Corp.*	12,273	1,376
Bridgebio Pharma, Inc.*	692	49
Calithera Biosciences, Inc.*	2,212	11
Calyxt, Inc.*	20,942	88
Capricor Therapeutics, Inc.*	23,956	82
CareDx, Inc.*	11,649	844
CASI Pharmaceuticals, Inc.*	38,269	113
Catabasis Pharmaceuticals, Inc.*	15,355	33
Catalyst Biosciences, Inc.*	17,739	112

EQUITY FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Biotechnology – 8.8%continued
Catalyst Pharmaceuticals, Inc.*	35,088	$117
Celcuity, Inc.*	9,341	86
Cellular Biomedicine Group, Inc.*	14,203	261
Centogene N.V.*	5,273	57
ChemoCentryx, Inc.*	7,251	449
China Biologic Products Holdings, Inc.*	5,242	619
Clovis Oncology, Inc.*	500	2
Coherus Biosciences, Inc.*	11,902	207
Concert Pharmaceuticals, Inc.*	21,147	267
Crinetics Pharmaceuticals, Inc.*	4,914	69
Cue Biopharma, Inc.*	4,219	53
Cytokinetics, Inc.*	12,268	255
Deciphera Pharmaceuticals, Inc.*	2,542	145
DermTech, Inc.*	7,232	235
DiaMedica Therapeutics, Inc.*	21,394	217
Dicerna Pharmaceuticals, Inc.*	17,005	375
Dyadic International, Inc.*	16,724	90
Dynavax Technologies Corp.*	19,370	86
Eagle Pharmaceuticals, Inc.*	2,183	102
Editas Medicine, Inc.*	11,450	803
Eidos Therapeutics, Inc.*	1,442	190
Eiger BioPharmaceuticals, Inc.*	20,361	250
Emergent BioSolutions, Inc.*	10,694	958
Enanta Pharmaceuticals, Inc.*	5,645	238
Esperion Therapeutics, Inc.*	5,608	146
Fate Therapeutics, Inc.*	15,015	1,365
FibroGen, Inc.*	20,175	748
Five Prime Therapeutics, Inc.*	4,000	68
Flexion Therapeutics, Inc.*	9,909	114
Frequency Therapeutics, Inc.*	4,163	147
G1 Therapeutics, Inc.*	5,760	104
Galmed Pharmaceuticals Ltd.*	209	1
Geron Corp.*	7,700	12
GlycoMimetics, Inc.*	7,400	28
Gossamer Bio, Inc.*	8,136	79
Halozyme Therapeutics, Inc.*	18,177	776
Harpoon Therapeutics, Inc.*	6,027	100
Homology Medicines, Inc.*	10,502	119
IGM Biosciences, Inc.*	6,108	539
ImmuCell Corp.*	2,554	15
Immunic, Inc.*	7,940	121
ImmunoGen, Inc.*	15,996	103
Inovio Pharmaceuticals, Inc.*	12,374	110
Intellia Therapeutics, Inc.*	12,074	657
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Biotechnology – 8.8%continued
Invitae Corp.*	20,244	$846
Ironwood Pharmaceuticals, Inc.*	33,005	376
Kadmon Holdings, Inc.*	30,330	126
KalVista Pharmaceuticals, Inc.*	18,954	360
Kindred Biosciences, Inc.*	8,662	37
Krystal Biotech, Inc.*	3,143	189
Kura Oncology, Inc.*	10,420	340
La Jolla Pharmaceutical Co.*	1,889	7
Lexicon Pharmaceuticals, Inc.*	3,400	12
Ligand Pharmaceuticals, Inc.*	3,535	352
MacroGenics, Inc.*	11,173	255
Magenta Therapeutics, Inc.*	10,245	80
MediciNova, Inc.*	28,415	149
MeiraGTx Holdings PLC*	14,024	212
Merrimack Pharmaceuticals, Inc.*	261	2
Merus N.V.*	12,819	225
MiMedx Group, Inc.*	17,240	157
Minerva Neurosciences, Inc.*	2,542	6
Mirati Therapeutics, Inc.*	262	58
Mirum Pharmaceuticals, Inc.*	5,575	97
Molecular Templates, Inc.*	14,114	133
Monopar Therapeutics, Inc.*	13,409	82
Morphic Holding, Inc.*	5,028	169
Myriad Genetics, Inc.*	6,047	120
Natera, Inc.*	4,276	426
Neoleukin Therapeutics, Inc.*	8,437	119
NeuroBo Pharmaceuticals, Inc.*	7,383	39
Nkarta, Inc.*	6,400	393
Novavax, Inc.*	11,340	1,265
OPKO Health, Inc.*	95,756	378
Oyster Point Pharma, Inc.*	3,465	65
PDL BioPharma, Inc.*	24,608	61
ProQR Therapeutics N.V.*	154	1
Protagonist Therapeutics, Inc.*	9,167	185
Protara Therapeutics, Inc.*	2,109	51
Prothena Corp. PLC*	9,356	112
PTC Therapeutics, Inc.*	12,766	779
Radius Health, Inc.*	8,630	154
RAPT Therapeutics, Inc.*	5,123	101
Replimune Group, Inc.*	8,636	329
Rhythm Pharmaceuticals, Inc.*	9,410	280
Rocket Pharmaceuticals, Inc.*	631	35
Sage Therapeutics, Inc.*	10,546	912
Sangamo Therapeutics, Inc.*	23,805	371

NORTHERN FUNDS QUARTERLY REPORT     23    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Biotechnology – 8.8%continued
Savara, Inc.*	3,800	$4
Scholar Rock Holding Corp.*	6,027	293
Seres Therapeutics, Inc.*	8,500	208
Sierra Oncology, Inc.*	7,232	116
Sinovac Biotech Ltd.(2) *	1,587	5
Solid Biosciences, Inc.(1) *	61	—
Sorrento Therapeutics, Inc.*	29,292	200
Spectrum Pharmaceuticals, Inc.*	16,491	56
Spero Therapeutics, Inc.*	6,768	131
SpringWorks Therapeutics, Inc.*	8,754	635
Stoke Therapeutics, Inc.*	9,110	564
Syndax Pharmaceuticals, Inc.*	6,027	134
TCR2 Therapeutics, Inc.*	14,928	462
TG Therapeutics, Inc.*	15,315	797
Travere Therapeutics, Inc.*	14,007	382
Twist Bioscience Corp.*	8,000	1,130
Ultragenyx Pharmaceutical, Inc.*	13,402	1,855
UroGen Pharma Ltd.*	7,775	140
Vanda Pharmaceuticals, Inc.*	10,878	143
Veracyte, Inc.*	11,067	542
Vericel Corp.*	9,825	303
Viking Therapeutics, Inc.*	2,948	17
Voyager Therapeutics, Inc.*	10,628	76
Windtree Therapeutics, Inc.*	14,313	73
X4 Pharmaceuticals, Inc.*	11,601	75
XBiotech, Inc.*	7,081	111
Xencor, Inc.*	13,786	602
Xenon Pharmaceuticals, Inc.*	8,588	132
XOMA Corp.*	8,798	388
Y-mAbs Therapeutics, Inc.*	7,438	368
ZIOPHARM Oncology, Inc.*	35,901	90
Zymeworks, Inc.*	7,920	374
		42,619
Building Products – 1.5%
AAON, Inc.	8,650	576
Advanced Drainage Systems, Inc.	10,440	873
American Woodmark Corp.*	3,709	348
Apogee Enterprises, Inc.	7,098	225
Builders FirstSource, Inc.*	23,138	944
Caesarstone Ltd.	6,269	81
Cornerstone Building Brands, Inc.*	262	3
CSW Industrials, Inc.	3,245	363
Gibraltar Industries, Inc.*	8,105	583
Griffon Corp.	11,009	224
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Building Products – 1.5%continued
Insteel Industries, Inc.	6,218	$139
JELD-WEN Holding, Inc.*	13,707	348
Masonite International Corp.*	5,474	538
PGT Innovations, Inc.*	14,120	287
Quanex Building Products Corp.	6,180	137
Simpson Manufacturing Co., Inc.	9,078	848
UFP Industries, Inc.	13,652	758
		7,275
Capital Markets – 1.7%
Apollo Investment Corp.	12,727	135
Artisan Partners Asset Management, Inc., Class A	10,027	505
Associated Capital Group, Inc., Class A	2,873	101
B. Riley Financial, Inc.	1,755	78
BGC Partners, Inc., Class A	53,837	215
Blucora, Inc.*	9,564	152
Cohen & Steers, Inc.	5,667	421
Cowen, Inc., Class A	291	8
Diamond Hill Investment Group, Inc.	963	144
Donnelley Financial Solutions, Inc.(1) *	1	—
Evercore, Inc., Class A	7,383	809
Federated Hermes, Inc.	17,408	503
Freedom Holding Corp.*	5,424	278
GAMCO Investors, Inc., Class A	5,150	91
Hamilton Lane, Inc., Class A	5,519	431
Houlihan Lokey, Inc.	8,189	551
Moelis & Co., Class A	11,919	557
Piper Sandler Cos.	4,081	412
PJT Partners, Inc., Class A	4,619	348
Pzena Investment Management, Inc., Class A	4,695	34
Safeguard Scientifics, Inc.*	826	5
Siebert Financial Corp.*	919	4
Stifel Financial Corp.	19,217	970
StoneCastle Financial Corp.	3,697	71
StoneX Group, Inc.*	4,329	251
Victory Capital Holdings, Inc., Class A	12,635	313
Virtus Investment Partners, Inc.	2,317	503
Waddell & Reed Financial, Inc., Class A	13,855	353
Westwood Holdings Group, Inc.	496	7
WisdomTree Investments, Inc.	4,100	22
		8,272
Chemicals – 2.1%
Advanced Emissions Solutions, Inc.	838	5

EQUITY FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Chemicals – 2.1%continued
American Vanguard Corp.	4,066	$63
Amyris, Inc.*	6,700	41
Balchem Corp.	6,686	770
Cabot Corp.	11,821	531
Chase Corp.	2,616	264
Element Solutions, Inc.	34,004	603
Ferro Corp.*	15,438	226
FutureFuel Corp.	7,167	91
GCP Applied Technologies, Inc.*	9,944	235
H.B. Fuller Co.	13,390	695
Hawkins, Inc.	4,191	219
Ingevity Corp.*	8,613	652
Innospec, Inc.	5,014	455
Koppers Holdings, Inc.*	8,679	271
Kraton Corp.*	5,033	140
Kronos Worldwide, Inc.	700	10
Livent Corp.*	29,681	559
LSB Industries, Inc.(1) *	19	—
Minerals Technologies, Inc.	7,964	495
Olin Corp.	29,078	714
Orion Engineered Carbons S.A.	8,880	152
Quaker Chemical Corp.	4,276	1,084
Sensient Technologies Corp.	9,304	686
Stepan Co.	5,067	605
Tredegar Corp.	6,625	111
Trinseo S.A.	10,592	542
Tronox Holdings PLC, Class A	6,864	100
		10,319
Commercial Services & Supplies – 1.9%
ABM Industries, Inc.	14,272	540
ACCO Brands Corp.	21,095	178
Brady Corp., Class A	10,646	562
Brink's (The) Co.	10,081	726
Casella Waste Systems, Inc., Class A*	9,090	563
CECO Environmental Corp.*	206	1
Cimpress PLC*	5,367	471
CompX International, Inc.(1)	1	—
Covanta Holding Corp.	23,172	304
Deluxe Corp.	7,479	218
Ennis, Inc.	4,851	87
Healthcare Services Group, Inc.	15,860	446
Heritage-Crystal Clean, Inc.*	508	11
Herman Miller, Inc.	14,360	485
HNI Corp.	8,476	292
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Commercial Services & Supplies – 1.9%continued
Interface, Inc.	9,790	$103
KAR Auction Services, Inc.	27,120	505
Kimball International, Inc., Class B	3,741	45
Knoll, Inc.	7,651	112
Matthews International Corp., Class A	5,438	160
McGrath RentCorp	6,332	425
NL Industries, Inc.(1)	100	1
Pitney Bowes, Inc.	15,756	97
Quad/Graphics, Inc.	254	1
R.R. Donnelley & Sons Co.(1)	1	—
SP Plus Corp.*	4,601	133
Steelcase, Inc., Class A	17,390	236
Team, Inc.*	483	5
Tetra Tech, Inc.	13,982	1,619
UniFirst Corp.	3,081	652
Viad Corp.	4,634	168
Virco Mfg. Corp.*	1,676	4
VSE Corp.	4,791	184
		9,334
Communications Equipment – 1.0%
Acacia Communications, Inc.*	7,087	517
ADTRAN, Inc.	9,982	147
Applied Optoelectronics, Inc.*	5,897	50
AudioCodes Ltd.	5,611	154
BK Technologies Corp.	1,835	5
CalAmp Corp.*	2,500	25
Calix, Inc.*	6,866	204
Clearfield, Inc.*	4,759	118
CommScope Holding Co., Inc.*	38,269	513
Comtech Telecommunications Corp.	7,285	151
Digi International, Inc.*	9,145	173
Extreme Networks, Inc.*	14,194	98
Harmonic, Inc.*	13,292	98
Infinera Corp.*	17,463	183
Inseego Corp.*	3,287	51
Ituran Location and Control Ltd.	4,136	79
KVH Industries, Inc.*	6,277	71
NETGEAR, Inc.*	7,536	306
NetScout Systems, Inc.*	14,957	410
PCTEL, Inc.*	14,245	94
Plantronics, Inc.	7,065	191
Radware Ltd.*	7,640	212
Silicom Ltd.*	5,346	224

NORTHERN FUNDS QUARTERLY REPORT     25    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Communications Equipment – 1.0%continued
UTStarcom Holdings Corp.(1) *	1	$—
Viavi Solutions, Inc.*	40,923	613
		4,687
Construction & Engineering – 1.4%
Aegion Corp.*	7,212	137
Arcosa, Inc.	10,394	571
Argan, Inc.	4,170	185
Comfort Systems U.S.A., Inc.	10,254	540
Dycom Industries, Inc.*	7,118	538
EMCOR Group, Inc.	11,512	1,053
Fluor Corp.	25,425	406
Granite Construction, Inc.	11,192	299
Great Lakes Dredge & Dock Corp.*	4,201	55
IES Holdings, Inc.*	1,500	69
MasTec, Inc.*	14,637	998
Matrix Service Co.*	3,627	40
MYR Group, Inc.*	3,372	203
Northwest Pipe Co.*	13,400	379
NV5 Global, Inc.*	2,800	221
Primoris Services Corp.	7,275	201
Sterling Construction Co., Inc.*	3,867	72
Tutor Perini Corp.*	2,100	27
WillScot Mobile Mini Holdings Corp.*	27,546	638
		6,632
Construction Materials – 0.2%
Summit Materials, Inc., Class A*	27,409	550
U.S. Concrete, Inc.*	3,245	130
United States Lime & Minerals, Inc.	1,432	163
		843
Consumer Finance – 0.9%
Curo Group Holdings Corp.	193	3
Encore Capital Group, Inc.*	7,190	280
Enova International, Inc.*	5,154	127
EZCORP, Inc., Class A*	2,900	14
FirstCash, Inc.	8,442	591
Green Dot Corp., Class A*	11,809	659
LendingClub Corp.*	9,539	101
Navient Corp.	35,406	348
Nelnet, Inc., Class A	7,149	509
PRA Group, Inc.*	10,712	425
PROG Holdings, Inc.	15,161	817
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Consumer Finance – 0.9%continued
Regional Management Corp.	300	$9
World Acceptance Corp.*	4,818	492
		4,375
Containers & Packaging – 0.3%
Greif, Inc., Class A	5,160	242
Myers Industries, Inc.	3,706	77
O-I Glass, Inc.	23,888	284
Silgan Holdings, Inc.	11,836	439
UFP Technologies, Inc.*	3,876	181
		1,223
Distributors – 0.1%
Core-Mark Holding Co., Inc.	10,009	294
Weyco Group, Inc.	3,278	52
		346
Diversified Consumer Services – 0.8%
Adtalem Global Education, Inc.*	13,448	457
Afya Ltd., Class A*	17,929	454
American Public Education, Inc.*	5,419	165
Collectors Universe, Inc.	9,699	731
Graham Holdings Co., Class B	975	520
Houghton Mifflin Harcourt Co.*	1,700	6
Laureate Education, Inc., Class A*	21,086	307
Perdoceo Education Corp.*	10,143	128
Regis Corp.*	9,180	84
Strategic Education, Inc.	4,471	426
Stride, Inc.*	6,714	143
WW International, Inc.*	8,121	198
Zovio, Inc.(1) *	16	—
		3,619
Diversified Financial Services – 0.2%
A-Mark Precious Metals, Inc.	5,183	133
Banco Latinoamericano de Comercio Exterior S.A., Class E	7,890	125
Cannae Holdings, Inc.*	13,606	602
CCUR Holdings, Inc.	691	2
		862
Diversified Telecommunication Services – 0.6%
Anterix, Inc.*	5,005	188
ATN International, Inc.	2,935	122
Bandwidth, Inc., Class A*	3,303	507
Cincinnati Bell, Inc.*	7,638	117
Cogent Communications Holdings, Inc.	8,080	484

EQUITY FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Diversified Telecommunication Services – 0.6%continued
Consolidated Communications Holdings, Inc.*	12,277	$60
Iridium Communications, Inc.*	22,227	874
LICT Corp.*	6	107
Otelco, Inc., Class A*	3,996	46
Vonage Holdings Corp.*	44,164	569
		3,074
Electric Utilities – 0.7%
ALLETE, Inc.	12,847	796
MGE Energy, Inc.	8,978	628
Otter Tail Corp.	10,911	465
PNM Resources, Inc.	15,436	749
Portland General Electric Co.	21,043	900
		3,538
Electrical Equipment – 0.7%
Allied Motion Technologies, Inc.	2,967	151
Atkore International Group, Inc.*	9,410	387
AZZ, Inc.	5,042	239
Encore Wire Corp.	4,161	252
EnerSys	8,473	704
Plug Power, Inc.*	25,715	872
Powell Industries, Inc.	4,712	139
Preformed Line Products Co.	2,026	139
Thermon Group Holdings, Inc.*	3,372	53
Ultralife Corp.*	846	5
Vicor Corp.*	6,224	574
		3,515
Electronic Equipment, Instruments & Components – 2.6%
Arlo Technologies, Inc.*	3,200	25
Badger Meter, Inc.	5,795	545
Bel Fuse, Inc., Class B	2,900	44
Belden, Inc.	7,560	317
Benchmark Electronics, Inc.	9,392	254
Coherent, Inc.*	4,136	621
CTS Corp.	6,987	240
Daktronics, Inc.	2,559	12
ePlus, Inc.*	7,814	687
Fabrinet*	8,353	648
FARO Technologies, Inc.*	3,813	269
Fitbit, Inc., Class A*	27,359	186
Frequency Electronics, Inc.*	6,866	74
Hollysys Automation Technologies Ltd.	9,394	138
II-VI, Inc.*	9,900	752
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Electronic Equipment, Instruments & Components – 2.6%continued
Insight Enterprises, Inc.*	11,174	$850
Itron, Inc.*	8,999	863
Kimball Electronics, Inc.*	5,454	87
Knowles Corp.*	15,208	280
Methode Electronics, Inc.	7,359	282
MTS Systems Corp.	1,434	83
nLight, Inc.*	11,794	385
Novanta, Inc.*	7,268	859
OSI Systems, Inc.*	5,529	515
PAR Technology Corp.*	3,687	232
PC Connection, Inc.	6,774	320
Plexus Corp.*	6,346	496
Rogers Corp.*	3,688	573
Sanmina Corp.*	13,686	437
ScanSource, Inc.*	4,877	129
SYNNEX Corp.	1,358	111
TTM Technologies, Inc.*	13,062	180
Vishay Intertechnology, Inc.	22,014	456
Vishay Precision Group, Inc.*	7,056	222
Wayside Technology Group, Inc.	5,862	112
		12,284
Energy Equipment & Services – 0.5%
Aspen Aerogels, Inc.*	4,100	68
Bristow Group, Inc.*	2,304	61
Cactus, Inc., Class A	11,437	298
ChampionX Corp.*	11,021	169
Covia Holdings Corp.(1) *	1,100	—
Dawson Geophysical Co.*	16,700	35
DMC Global, Inc.	2,241	97
Dril-Quip, Inc.*	6,644	197
ENGlobal Corp.*	6,300	20
Exterran Corp.*	8,874	39
Geospace Technologies Corp.*	9,242	79
Gulf Island Fabrication, Inc.*	5,419	17
Helix Energy Solutions Group, Inc.*	38,775	163
Helmerich & Payne, Inc.	18,381	426
MIND Technology, Inc.*	3,700	8
Nabors Industries Ltd.	1,888	110
Natural Gas Services Group, Inc.*	6,630	63
NexTier Oilfield Solutions, Inc.*	21,655	74
Patterson-UTI Energy, Inc.	42,276	222
ProPetro Holding Corp.*	5,400	40
RPC, Inc.*	8,100	26

NORTHERN FUNDS QUARTERLY REPORT     27    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Energy Equipment & Services – 0.5%continued
Solaris Oilfield Infrastructure, Inc., Class A	7,243	$59
TETRA Technologies, Inc.*	12,300	11
Tidewater, Inc.*	9,611	83
Transocean Ltd.*	101,939	235
U.S. Silica Holdings, Inc.	400	3
		2,603
Entertainment – 0.2%
AMC Entertainment Holdings, Inc., Class A	14,983	32
Glu Mobile, Inc.*	24,408	220
IMAX Corp.*	7,071	127
LiveXLive Media, Inc.*	5,876	19
Marcus (The) Corp.	2,392	32
Reading International, Inc., Class A*	4,319	22
Sciplay Corp., Class A*	23,956	332
		784
Equity Real Estate Investment Trusts – 5.4%
Acadia Realty Trust	17,193	244
Agree Realty Corp.	10,613	707
Alexander & Baldwin, Inc.	5,270	91
Alexander's, Inc.	686	190
American Assets Trust, Inc.	8,982	259
American Finance Trust, Inc.	20,166	150
Apple Hospitality REIT, Inc.	42,035	543
Armada Hoffler Properties, Inc.	5,470	61
Bluerock Residential Growth REIT, Inc.	9,167	116
Braemar Hotels & Resorts, Inc.*	4,900	23
Brandywine Realty Trust	33,432	398
Brookfield Property REIT, Inc., Class A	15,984	239
BRT Apartments Corp.	3,109	47
CareTrust REIT, Inc.	18,889	419
CatchMark Timber Trust, Inc., Class A	15,074	141
Centerspace	2,037	144
CIM Commercial Trust Corp.	934	13
City Office REIT, Inc.	14,526	142
Colony Capital, Inc.	78,094	376
Columbia Property Trust, Inc.	22,292	320
Community Healthcare Trust, Inc.	4,519	213
CoreCivic, Inc.	22,866	150
CorEnergy Infrastructure Trust, Inc.	1,462	10
CorePoint Lodging, Inc.	12,463	86
CTO Realty Growth, Inc.	3,250	137
DiamondRock Hospitality Co.	44,598	368
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Equity Real Estate Investment Trusts – 5.4%continued
Easterly Government Properties, Inc.	14,120	$320
EastGroup Properties, Inc.	8,106	1,119
Empire State Realty Trust, Inc., Class A	25,776	240
Essential Properties Realty Trust, Inc.	16,849	357
Four Corners Property Trust, Inc.	15,711	468
Franklin Street Properties Corp.	16,282	71
Front Yard Residential Corp.	10,026	162
GEO Group (The), Inc.	26,323	233
Getty Realty Corp.	7,433	205
Gladstone Commercial Corp.	7,329	132
Gladstone Land Corp.	15,818	232
Global Medical REIT, Inc.	9,922	130
Global Net Lease, Inc.	19,638	337
Healthcare Realty Trust, Inc.	28,620	847
Independence Realty Trust, Inc.	17,342	233
Industrial Logistics Properties Trust	11,179	260
Innovative Industrial Properties, Inc.	3,384	620
iStar, Inc.	18,767	279
Kite Realty Group Trust	16,166	242
Lexington Realty Trust	45,508	483
LTC Properties, Inc.	8,378	326
Macerich (The) Co.	28,325	302
Mack-Cali Realty Corp.	15,029	187
Monmouth Real Estate Investment Corp.	19,704	341
National Health Investors, Inc.	8,413	582
National Storage Affiliates Trust	11,300	407
New Senior Investment Group, Inc.	2,823	15
NexPoint Residential Trust, Inc.	3,956	167
One Liberty Properties, Inc.	6,420	129
Outfront Media, Inc.	28,777	563
Pebblebrook Hotel Trust	25,732	484
Pennsylvania Real Estate Investment Trust(1)	371	—
Physicians Realty Trust	37,846	674
Piedmont Office Realty Trust, Inc., Class A	23,981	389
Plymouth Industrial REIT, Inc.	5,953	89
PotlatchDeltic Corp.	13,026	652
Preferred Apartment Communities, Inc., Class A	600	4
PS Business Parks, Inc.	4,074	541
QTS Realty Trust, Inc., Class A	10,390	643
Retail Opportunity Investments Corp.	22,123	296
Retail Properties of America, Inc., Class A	35,654	305

EQUITY FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Equity Real Estate Investment Trusts – 5.4%continued
Retail Value, Inc.	3,035	$45
RLJ Lodging Trust	22,498	318
RPT Realty	293	2
Sabra Health Care REIT, Inc.	40,920	711
Safehold, Inc.	3,465	251
Saul Centers, Inc.	2,417	77
Service Properties Trust	32,694	376
SITE Centers Corp.	23,346	236
Sotherly Hotels, Inc.	2,334	6
STAG Industrial, Inc.	29,935	938
Sunstone Hotel Investors, Inc.	45,405	514
Tanger Factory Outlet Centers, Inc.	15,483	154
Terreno Realty Corp.	13,784	806
UMH Properties, Inc.	8,589	127
Uniti Group, Inc.	39,298	461
Urban Edge Properties	21,924	284
Urstadt Biddle Properties, Inc., Class A	9,130	129
Washington Real Estate Investment Trust	14,982	324
Weingarten Realty Investors	24,257	526
Whitestone REIT	10,902	87
		26,025
Food & Staples Retailing – 0.8%
Andersons (The), Inc.	4,233	103
BJ's Wholesale Club Holdings, Inc.*	21,780	812
Chefs' Warehouse (The), Inc.*	1,600	41
Ingles Markets, Inc., Class A	5,861	250
Performance Food Group Co.*	24,700	1,176
PriceSmart, Inc.	4,389	400
Rite Aid Corp.*	8,702	138
SpartanNash Co.	7,367	128
Sprouts Farmers Market, Inc.*	25,764	518
United Natural Foods, Inc.*	7,444	119
Village Super Market, Inc., Class A	1,495	33
Weis Markets, Inc.	4,952	237
		3,955
Food Products – 1.7%
Adecoagro S.A.*	1,368	9
Alico, Inc.	6,543	203
B&G Foods, Inc.	14,086	390
Bridgford Foods Corp.*	3,967	72
Calavo Growers, Inc.	3,038	211
Cal-Maine Foods, Inc.*	7,853	295
Darling Ingredients, Inc.*	36,524	2,107
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Food Products – 1.7%continued
Farmer Bros. Co.*	6,514	$30
Fresh Del Monte Produce, Inc.	4,379	105
Freshpet, Inc.*	7,550	1,072
Hostess Brands, Inc.*	25,419	372
J&J Snack Foods Corp.	4,137	643
John B. Sanfilippo & Son, Inc.	1,445	114
Lancaster Colony Corp.	4,146	762
Landec Corp.*	3,108	34
Sanderson Farms, Inc.	4,698	621
Seneca Foods Corp., Class A*	3,901	156
Simply Good Foods (The) Co.*	17,343	544
Tootsie Roll Industries, Inc.	10,766	320
		8,060
Gas Utilities – 0.9%
Chesapeake Utilities Corp.	4,541	492
New Jersey Resources Corp.	21,224	755
Northwest Natural Holding Co.	8,139	374
ONE Gas, Inc.	12,214	938
RGC Resources, Inc.	936	22
South Jersey Industries, Inc.	20,924	451
Southwest Gas Holdings, Inc.	12,318	748
Spire, Inc.	12,028	770
		4,550
Health Care Equipment & Supplies – 4.1%
Accelerate Diagnostics, Inc.*	10,686	81
Accuray, Inc.*	1,300	5
Alphatec Holdings, Inc.*	18,967	275
AngioDynamics, Inc.*	11,486	176
Apollo Endosurgery, Inc.*	55,294	188
Apyx Medical Corp.*	4,321	31
AtriCure, Inc.*	11,543	643
Atrion Corp.	267	172
Avanos Medical, Inc.*	12,843	589
Axogen, Inc.*	6,332	113
Axonics Modulation Technologies, Inc.*	8,256	412
Bellerophon Therapeutics, Inc.*	7,985	53
Beyond Air, Inc.*	15,066	79
BioLife Solutions, Inc.*	11,042	440
BioSig Technologies, Inc.*	9,643	38
Cantel Medical Corp.	5,914	466
Cardiovascular Systems, Inc.*	12,779	559
Cerus Corp.*	50,765	351
Chembio Diagnostics, Inc.*	14,061	67

NORTHERN FUNDS QUARTERLY REPORT     29    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Health Care Equipment & Supplies – 4.1%continued
CONMED Corp.	6,137	$687
CryoLife, Inc.*	9,473	224
CryoPort, Inc.*	13,111	575
Cutera, Inc.*	11,249	271
Daxor Corp.(1) *	37	—
Electromed, Inc.*	5,124	50
Establishment Labs Holdings, Inc.*	5,102	192
FONAR Corp.*	9,796	170
GenMark Diagnostics, Inc.*	30,020	438
Heska Corp.*	5,016	731
Inmode Ltd.*	6,780	322
Inogen, Inc.*	2,779	124
Integer Holdings Corp.*	8,308	675
Intersect ENT, Inc.*	12,063	276
IntriCon Corp.*	13,397	243
Invacare Corp.	14,693	132
iRadimed Corp.*	7,769	177
Kewaunee Scientific Corp.*	2,542	32
Lantheus Holdings, Inc.*	15,666	211
LeMaitre Vascular, Inc.	12,911	523
LENSAR, Inc.*	1,867	14
LivaNova PLC*	5,424	359
Meridian Bioscience, Inc.*	14,248	266
Merit Medical Systems, Inc.*	13,432	746
Mesa Laboratories, Inc.	830	238
Misonix, Inc.*	8,038	101
Natus Medical, Inc.*	7,084	142
Neogen Corp.*	10,472	830
Nevro Corp.*	5,960	1,032
NuVasive, Inc.*	9,596	541
OraSure Technologies, Inc.*	18,318	194
Orthofix Medical, Inc.*	6,627	285
OrthoPediatrics Corp.*	3,212	133
Oxford Immunotec Global PLC*	7,441	130
Pro-Dex, Inc.*	5,424	168
Pulse Biosciences, Inc.*	17,981	429
Retractable Technologies, Inc.*	17,326	186
Rockwell Medical, Inc.*	5,100	5
SeaSpine Holdings Corp.*	17,378	303
Semler Scientific, Inc.*	4,012	377
SI-BONE, Inc.*	6,710	201
Sientra, Inc.(1) *	113	—
SmileDirectClub, Inc.*	21,601	258
Soliton, Inc.*	5,723	44
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Health Care Equipment & Supplies – 4.1%continued
STAAR Surgical Co.*	9,860	$781
Surgalign Holdings, Inc.*	4,038	9
Surmodics, Inc.*	5,516	240
Tactile Systems Technology, Inc.*	2,023	91
TransMedics Group, Inc.*	10,153	202
Utah Medical Products, Inc.	3,351	283
Vapotherm, Inc.*	3,315	89
Varex Imaging Corp.*	6,152	103
Zynex, Inc.*	9,111	123
		19,694
Health Care Providers & Services – 3.5%
Acadia Healthcare Co., Inc.*	15,048	756
Addus HomeCare Corp.*	6,002	703
American Renal Associates Holdings, Inc.*	20,174	231
AMN Healthcare Services, Inc.*	10,869	742
Apollo Medical Holdings, Inc.*	7,812	143
BioTelemetry, Inc.*	10,643	767
Brookdale Senior Living, Inc.*	40,993	182
Capital Senior Living Corp.(1) *	35	—
Castle Biosciences, Inc.*	2,712	182
CorVel Corp.*	5,205	552
Covetrus, Inc.*	21,751	625
Cross Country Healthcare, Inc.*	16,073	142
Cryo-Cell International, Inc.*	750	6
Ensign Group (The), Inc.	13,658	996
Enzo Biochem, Inc.*	7,400	19
Five Star Senior Living, Inc.*	3,367	23
Fulgent Genetics, Inc.*	6,328	330
Global Cord Blood Corp.*	6,447	24
Hanger, Inc.*	7,033	155
HealthEquity, Inc.*	13,769	960
Joint (The) Corp.*	10,534	277
LHC Group, Inc.*	6,192	1,321
Magellan Health, Inc.*	6,750	559
MedCath Corp.(3) *	7,953	—
National HealthCare Corp.	4,414	293
National Research Corp.	3,595	154
Ontrak, Inc.*	6,248	386
Option Care Health, Inc.*	99	1
Owens & Minor, Inc.	11,434	309
Patterson Cos., Inc.	23,617	700
Pennant Group (The), Inc.*	6,632	385
PetIQ, Inc.*	7,262	279

EQUITY FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Health Care Providers & Services – 3.5%continued
Premier, Inc., Class A	12,511	$439
Providence Service (The) Corp.*	5,029	697
R1 RCM, Inc.*	20,733	498
RadNet, Inc.*	9,430	184
Select Medical Holdings Corp.*	26,172	724
Surgery Partners, Inc.*	12,998	377
Tenet Healthcare Corp.*	22,062	881
Tivity Health, Inc.*	10,416	204
Triple-S Management Corp., Class B*	10,771	230
U.S. Physical Therapy, Inc.	3,491	420
		16,856
Health Care Technology – 1.4%
Allscripts Healthcare Solutions, Inc.*	36,865	532
Castlight Health, Inc., Class B*	32,200	42
Computer Programs and Systems, Inc.	9,368	252
Evolent Health, Inc., Class A*	20,397	327
HealthStream, Inc.*	4,861	106
HMS Holdings Corp.*	20,332	747
Inovalon Holdings, Inc., Class A*	14,043	255
Inspire Medical Systems, Inc.*	4,256	801
MTBC, Inc.*	13,710	124
NextGen Healthcare, Inc.*	11,631	212
Omnicell, Inc.*	10,073	1,209
OptimizeRx Corp.*	17,568	547
Phreesia, Inc.*	2,513	136
Simulations Plus, Inc.	9,438	679
Tabula Rasa HealthCare, Inc.*	4,219	181
Vocera Communications, Inc.*	14,947	621
		6,771
Hotels, Restaurants & Leisure – 3.2%
Arcos Dorados Holdings, Inc., Class A	37,909	191
BBQ Holdings, Inc.*	174	1
Biglari Holdings, Inc., Class B*	874	97
BJ's Restaurants, Inc.*	872	34
Bowl America, Inc., Class A	492	5
Boyd Gaming Corp.*	18,976	814
Brinker International, Inc.	5,700	322
Caesars Entertainment, Inc.*	11,518	855
Carrols Restaurant Group, Inc.*	300	2
Churchill Downs, Inc.	8,244	1,606
Chuy's Holdings, Inc.*	2,787	74
Cracker Barrel Old Country Store, Inc.	5,175	683
Dave & Buster's Entertainment, Inc.	5,504	165
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Hotels, Restaurants & Leisure – 3.2%continued
Denny's Corp.*	15,633	$229
Dine Brands Global, Inc.	2,254	131
Drive Shack, Inc.*	8,763	21
El Pollo Loco Holdings, Inc.(1) *	15	—
Everi Holdings, Inc.*	12,281	170
Extended Stay America, Inc.	30,932	458
Fiesta Restaurant Group, Inc.*	1,356	15
Golden Entertainment, Inc.*	1,711	34
Hilton Grand Vacations, Inc.*	14,989	470
International Game Technology PLC	19,749	334
Jack in the Box, Inc.	4,475	415
Marriott Vacations Worldwide Corp.	8,035	1,103
Monarch Casino & Resort, Inc.*	947	58
Nathan's Famous, Inc.	1,531	84
Papa John's International, Inc.	5,217	443
Penn National Gaming, Inc.*	26,527	2,291
RCI Hospitality Holdings, Inc.	12,441	491
Red Lion Hotels Corp.*	1,115	4
Red Rock Resorts, Inc., Class A	9,486	237
Ruth's Hospitality Group, Inc.	3,095	55
Scientific Games Corp.*	8,646	359
Shake Shack, Inc., Class A*	4,957	420
Texas Roadhouse, Inc.	16,784	1,312
Town Sports International Holdings, Inc.*	2,621	1
Wingstop, Inc.	5,779	766
Wyndham Destinations, Inc.	15,800	709
		15,459
Household Durables – 2.0%
Beazer Homes U.S.A., Inc.*	277	4
Cavco Industries, Inc.*	1,984	348
Century Communities, Inc.*	9,732	426
Ethan Allen Interiors, Inc.	4,504	91
Flexsteel Industries, Inc.	4,762	167
GoPro, Inc., Class A*	15,870	131
Hamilton Beach Brands Holding Co., Class A	2,945	52
Helen of Troy Ltd.*	5,034	1,118
Hooker Furniture Corp.	1,687	54
Installed Building Products, Inc.*	4,868	496
iRobot Corp.*	5,978	480
KB Home	16,501	553
La-Z-Boy, Inc.	10,046	400
LGI Homes, Inc.*	4,344	460

NORTHERN FUNDS QUARTERLY REPORT     31    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Household Durables – 2.0%continued
Lifetime Brands, Inc.	587	$9
M/I Homes, Inc.*	5,188	230
MDC Holdings, Inc.	11,286	548
Meritage Homes Corp.*	9,789	811
Nobility Homes, Inc.	876	21
Skyline Champion Corp.*	10,753	333
Sonos, Inc.*	17,827	417
Taylor Morrison Home Corp.*	25,096	644
TopBuild Corp.*	7,131	1,313
TRI Pointe Group, Inc.*	24,124	416
Universal Electronics, Inc.*	3,806	200
VOXX International Corp.*	1,469	19
		9,741
Household Products – 0.4%
Central Garden & Pet Co.*	200	8
Central Garden & Pet Co., Class A*	8,097	294
Oil-Dri Corp. of America	3,144	107
Spectrum Brands Holdings, Inc.	10,159	802
WD-40 Co.	2,802	745
		1,956
Independent Power & Renewable Electricity Producers – 0.4%
Brookfield Renewable Corp., Class A	11,079	645
Clearway Energy, Inc., Class A	1,149	34
Clearway Energy, Inc., Class C	18,028	576
Ormat Technologies, Inc.	9,623	869
		2,124
Industrial Conglomerates – 0.1%
Raven Industries, Inc.	7,580	251
Insurance – 2.1%
Ambac Financial Group, Inc.*	8,576	132
American Equity Investment Life Holding Co.	22,318	617
AMERISAFE, Inc.	3,589	206
Argo Group International Holdings Ltd.	9,909	433
Atlantic American Corp.*	6,901	14
Citizens, Inc.*	6,295	36
CNO Financial Group, Inc.	43,870	975
Donegal Group, Inc., Class A	5,486	77
Employers Holdings, Inc.	9,771	315
Enstar Group Ltd.*	1,785	366
FBL Financial Group, Inc., Class A	2,297	121
Fidelity National Financial, Inc.	1,734	68
Genworth Financial, Inc., Class A*	85,416	323
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Insurance – 2.1%continued
Greenlight Capital Re Ltd., Class A*	14,935	$109
Horace Mann Educators Corp.	9,817	413
Independence Holding Co.	4,659	191
Investors Title Co.	1,861	285
James River Group Holdings Ltd.	5,979	294
Kansas City Life Insurance Co.	1,898	72
Kinsale Capital Group, Inc.	3,969	794
MBIA, Inc.*	20,174	133
Mercury General Corp.	4,561	238
National General Holdings Corp.	11,037	377
National Western Life Group, Inc., Class A	972	201
Palomar Holdings, Inc.*	3,767	335
Primerica, Inc.	1,404	188
ProAssurance Corp.	6,260	111
Protective Insurance Corp., Class B	4,699	64
RLI Corp.	8,378	873
Safety Insurance Group, Inc.	2,608	203
Selective Insurance Group, Inc.	11,560	774
Sirius International Insurance Group Ltd.*	463	6
State Auto Financial Corp.	4,917	87
Stewart Information Services Corp.	3,230	156
Third Point Reinsurance Ltd.*	15,817	151
United Fire Group, Inc.	4,746	119
Universal Insurance Holdings, Inc.	5,025	76
White Mountains Insurance Group Ltd.	160	160
		10,093
Interactive Media & Services – 0.4%
Cargurus, Inc.*	16,293	517
Cars.com, Inc.*	6,394	72
EverQuote, Inc., Class A*	4,737	177
Liberty TripAdvisor Holdings, Inc., Class A*	6,300	27
QuinStreet, Inc.*	17,697	380
Travelzoo*	5,443	51
Yelp, Inc.*	16,412	536
		1,760
Internet & Direct Marketing Retail – 0.6%
1-800-Flowers.com, Inc., Class A*	8,910	232
Despegar.com Corp.*	7,358	94
Liquidity Services, Inc.*	5,320	85
Magnite, Inc.*	12,354	379
Overstock.com, Inc.*	4,821	231

EQUITY FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Internet & Direct Marketing Retail – 0.6%continued
PetMed Express, Inc.	4,864	$156
Quotient Technology, Inc.*	7,058	66
Shutterstock, Inc.	1,362	98
Stamps.com, Inc.*	3,260	640
Stitch Fix, Inc., Class A*	11,330	665
		2,646
IT Services – 1.9%
Actua Corp.(3) *	8,828	—
Alliance Data Systems Corp.	9,341	692
Brightcove, Inc.*	9,410	173
Cardtronics PLC, Class A*	7,571	267
Cass Information Systems, Inc.	3,132	122
Computer Services, Inc.	4,115	244
Computer Task Group, Inc.*	140	1
Concentrix Corp.*	1,358	134
Conduent, Inc.*	28,621	137
CSG Systems International, Inc.	7,858	354
EVERTEC, Inc.	11,883	467
Evo Payments, Inc., Class A*	7,943	215
ExlService Holdings, Inc.*	6,401	545
GTT Communications, Inc.*	16,337	58
Hackett Group (The), Inc.	10,164	146
I3 Verticals, Inc., Class A*	4,136	137
Information Services Group, Inc.*	11,200	37
KBR, Inc.	27,763	859
ManTech International Corp., Class A	6,150	547
MAXIMUS, Inc.	16,113	1,179
Megalith Financial Acquisition Corp., Class A*	1,134	16
NIC, Inc.	14,693	380
Perficient, Inc.*	8,279	395
Perspecta, Inc.	28,757	693
StarTek, Inc.*	835	6
Switch, Inc., Class A	6,445	106
Sykes Enterprises, Inc.*	7,756	292
TTEC Holdings, Inc.	4,350	317
Tucows, Inc., Class A*	1,732	128
Unisys Corp.*	4,641	91
Verra Mobility Corp.*	26,366	354
Virtusa Corp.*	4,589	235
		9,327
Leisure Products – 0.6%
Acushnet Holdings Corp.	6,780	275
American Outdoor Brands, Inc.*	2,698	46
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Leisure Products – 0.6%continued
Callaway Golf Co.	17,112	$411
Clarus Corp.	5,500	85
Escalade, Inc.	5,294	112
Johnson Outdoors, Inc., Class A	5,630	634
Malibu Boats, Inc., Class A*	4,068	254
Marine Products Corp.	7,934	115
Smith & Wesson Brands, Inc.	10,792	192
Sturm Ruger & Co., Inc.	2,820	183
Vista Outdoor, Inc.*	7,062	168
YETI Holdings, Inc.*	7,920	542
		3,017
Life Sciences Tools & Services – 1.0%
Champions Oncology, Inc.*	4,476	48
Codexis, Inc.*	10,165	222
Fluidigm Corp.*	16,440	99
Harvard Bioscience, Inc.*	17,484	75
Luminex Corp.	9,745	225
Medpace Holdings, Inc.*	6,042	841
NanoString Technologies, Inc.*	11,086	742
NeoGenomics, Inc.*	23,102	1,244
Pacific Biosciences of California, Inc.*	19,787	513
Personalis, Inc.*	7,684	281
Quanterix Corp.*	7,638	355
		4,645
Machinery – 4.4%
Alamo Group, Inc.	2,390	330
Albany International Corp., Class A	6,564	482
Altra Industrial Motion Corp.	14,628	811
Astec Industries, Inc.	5,862	339
Barnes Group, Inc.	11,984	607
Chart Industries, Inc.*	9,441	1,112
CIRCOR International, Inc.*	2,506	96
Columbus McKinnon Corp.	9,804	377
Conrad Industries, Inc.*	100	1
Douglas Dynamics, Inc.	4,619	198
Eastern (The) Co.	3,604	87
Enerpac Tool Group Corp.	12,742	288
EnPro Industries, Inc.	4,095	309
ESCO Technologies, Inc.	5,798	598
Evoqua Water Technologies Corp.*	15,198	410
Federal Signal Corp.	16,343	542
Franklin Electric Co., Inc.	9,736	674
Gorman-Rupp (The) Co.	6,696	217

NORTHERN FUNDS QUARTERLY REPORT     33    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Machinery – 4.4%continued
Graham Corp.	2,552	$39
Greenbrier (The) Cos., Inc.	5,241	191
Helios Technologies, Inc.	4,065	217
Hillenbrand, Inc.	16,242	646
Hurco Cos., Inc.	1,141	34
Hyster-Yale Materials Handling, Inc.	2,429	145
John Bean Technologies Corp.	7,124	811
Kadant, Inc.	1,999	282
Kennametal, Inc.	18,181	659
Kornit Digital Ltd.*	7,102	633
L.B. Foster Co., Class A*	1,609	24
Lindsay Corp.	2,500	321
Lydall, Inc.*	148	4
Meritor, Inc.*	17,465	487
Miller Industries, Inc.	3,236	123
Mueller Industries, Inc.	12,071	424
Mueller Water Products, Inc., Class A	34,653	429
Navistar International Corp.*	9,072	399
Omega Flex, Inc.	1,654	242
Proto Labs, Inc.*	5,787	888
RBC Bearings, Inc.*	5,343	957
Rexnord Corp.	22,955	907
Shyft Group (The), Inc.	6,678	190
SPX Corp.*	11,024	601
SPX FLOW, Inc.*	10,277	596
Standex International Corp.	4,237	328
Taylor Devices, Inc.*	1,689	18
Tennant Co.	4,080	286
Terex Corp.	11,559	403
Titan International, Inc.(1)	20	—
TriMas Corp.*	10,067	319
Trinity Industries, Inc.	19,479	514
Twin Disc, Inc.*	356	3
Wabash National Corp.	6,866	118
Watts Water Technologies, Inc., Class A	6,222	757
Welbilt, Inc.*	21,522	284
Woodward, Inc.	1,719	209
		20,966
Marine – 0.3%
Atlas Corp.	45,809	496
Matson, Inc.	10,673	608
SEACOR Holdings, Inc.*	3,570	148
Star Bulk Carriers Corp.	14,016	124
		1,376
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Media – 1.0%
AMC Networks, Inc., Class A*	8,097	$290
Boston Omaha Corp., Class A(1) *	1	—
Cardlytics, Inc.*	4,925	703
comScore, Inc.*	11,803	29
Cumulus Media, Inc., Class A*	300	3
Daily Journal Corp.*	337	136
EW Scripps (The) Co., Class A	5,125	78
Gannett Co., Inc.*	12,387	42
Gray Television, Inc.*	24,153	432
John Wiley & Sons, Inc., Class A	9,799	447
Loral Space & Communications, Inc.	664	14
Marchex, Inc., Class B(1) *	179	—
Meredith Corp.	5,720	110
MSG Networks, Inc., Class A*	9,076	134
Nexstar Media Group, Inc., Class A	6,709	733
Saga Communications, Inc., Class A	1,418	34
Scholastic Corp.	7,285	182
Sinclair Broadcast Group, Inc., Class A	11,648	371
TechTarget, Inc.*	4,457	263
TEGNA, Inc.	42,264	590
Tribune Publishing Co.	7,638	105
		4,696
Metals & Mining – 1.2%
Alcoa Corp.*	37,967	875
Allegheny Technologies, Inc.*	33,208	557
Carpenter Technology Corp.	11,663	340
Coeur Mining, Inc.*	49,148	509
Commercial Metals Co.	24,117	495
Compass Minerals International, Inc.	9,016	556
Constellium S.E.*	28,164	394
Ferroglobe Representation & Warranty Insurance Trust(3) *	9,916	—
Fortitude Gold Corp.*	2,348	2
Gold Resource Corp.	8,218	24
Haynes International, Inc.	2,409	57
Hecla Mining Co.	54,894	356
Kaiser Aluminum Corp.	3,070	304
Materion Corp.	7,197	459
McEwen Mining, Inc.*	24,100	24
Schnitzer Steel Industries, Inc., Class A	2,985	95
Synalloy Corp.*	100	1
Universal Stainless & Alloy Products, Inc.*	1,504	11

EQUITY FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Metals & Mining – 1.2%continued
Warrior Met Coal, Inc.	12,407	$265
Worthington Industries, Inc.	12,729	653
		5,977
Mortgage Real Estate Investment Trusts – 0.7%
Anworth Mortgage Asset Corp.	18,506	50
Apollo Commercial Real Estate Finance, Inc.	33,749	377
Arbor Realty Trust, Inc.	26,402	374
Arlington Asset Investment Corp., Class A(1) *	10	—
ARMOUR Residential REIT, Inc.	7,592	82
Blackstone Mortgage Trust, Inc., Class A	13,680	377
Capstead Mortgage Corp.	27,285	158
Chimera Investment Corp.	35,557	364
Colony Credit Real Estate, Inc.	12,110	91
Dynex Capital, Inc.	3,702	66
Ellington Residential Mortgage REIT	540	7
Exantas Capital Corp.*	410	2
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,043	891
Invesco Mortgage Capital, Inc.	23,557	80
Ladder Capital Corp.	10,691	104
New York Mortgage Trust, Inc.	46,822	173
Ready Capital Corp.	1,512	19
Two Harbors Investment Corp.	17,000	108
Western Asset Mortgage Capital Corp.	1,107	4
		3,327
Multiline Retail – 0.2%
Big Lots, Inc.	9,088	390
Macy's, Inc.	61,923	697
		1,087
Multi-Utilities – 0.3%
Avista Corp.	14,178	569
NorthWestern Corp.	12,070	704
Unitil Corp.	3,712	164
		1,437
Oil, Gas & Consumable Fuels – 1.5%
Adams Resources & Energy, Inc.	4,823	116
Antero Resources Corp.*	31,790	173
Ardmore Shipping Corp.	23,904	78
Bonanza Creek Energy, Inc.*	2,286	44
Callon Petroleum Co.*	4,630	61
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Oil, Gas & Consumable Fuels – 1.5%continued
Chesapeake Energy Corp.(1) *	100	$—
Cimarex Energy Co.	1,000	37
CNX Resources Corp.*	27,737	300
Comstock Resources, Inc.*	9,378	41
CONSOL Energy, Inc.*	5,501	40
Contango Oil & Gas Co.*	11,200	26
Cosan Ltd., Class A	31,205	575
CVR Energy, Inc.	7,516	112
Delek U.S. Holdings, Inc.	11,628	187
DHT Holdings, Inc.	36,497	191
Dorian LPG Ltd.*	1,355	16
Earthstone Energy, Inc., Class A*	1,500	8
Equitrans Midstream Corp.	35,858	288
Frontline Ltd.	30,092	187
Golar LNG Ltd.*	9,720	94
Goodrich Petroleum Corp.*	1,100	11
Green Plains, Inc.*	13,340	176
Gulfport Energy Corp.(1) *	4,600	—
Hallador Energy Co.	12,596	18
HighPoint Resources Corp.*	220	2
International Seaways, Inc.	10,375	169
Kosmos Energy Ltd.	68,349	161
Laredo Petroleum, Inc.*	717	14
Murphy Oil Corp.	25,462	308
NACCO Industries, Inc., Class A	2,826	74
Navigator Holdings Ltd.*	15,986	175
Navios Maritime Acquisition Corp.	600	2
Nordic American Tankers Ltd.	14,210	42
Northern Oil and Gas, Inc.*	3,730	33
Overseas Shipholding Group, Inc., Class A*	8,500	18
Ovintiv, Inc.	45,651	656
Pacific Ethanol, Inc.*	10,100	55
Par Pacific Holdings, Inc.*	304	4
PBF Energy, Inc., Class A	16,874	120
PDC Energy, Inc.*	14,475	297
Peabody Energy Corp.*	5,697	14
PrimeEnergy Resources Corp.*	1,583	68
Range Resources Corp.*	37,365	250
Renewable Energy Group, Inc.*	9,969	706
REX American Resources Corp.*	4,065	299
Riviera Resources, Inc.*	6,246	2
Scorpio Tankers, Inc.	13,037	146
SFL Corp. Ltd.	21,321	134

NORTHERN FUNDS QUARTERLY REPORT     35    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Oil, Gas & Consumable Fuels – 1.5%continued
SM Energy Co.	3,700	$23
Southwestern Energy Co.*	110,850	330
Teekay Corp.*	6,900	15
Teekay Tankers Ltd., Class A*	1,000	11
Torchlight Energy Resources, Inc.*	2,700	2
Uranium Energy Corp.*	4,700	8
VAALCO Energy, Inc.*	15,700	28
Voc Energy Trust	2,500	6
World Fuel Services Corp.	12,831	400
		7,351
Paper & Forest Products – 0.5%
Clearwater Paper Corp.*	3,759	142
Domtar Corp.	11,810	374
Glatfelter Corp.	8,081	133
Louisiana-Pacific Corp.	26,788	996
Neenah, Inc.	5,086	281
Resolute Forest Products, Inc.*	21,609	141
Schweitzer-Mauduit International, Inc.	9,398	378
Verso Corp., Class A	8,256	99
		2,544
Personal Products – 0.5%
Edgewell Personal Care Co.	11,261	389
Inter Parfums, Inc.	4,931	298
Mannatech, Inc.	4,014	75
Medifast, Inc.	4,086	802
Natural Alternatives International, Inc.*	729	8
Nature's Sunshine Products, Inc.*	6,487	97
Nu Skin Enterprises, Inc., Class A	14,001	765
United-Guardian, Inc.	502	7
USANA Health Sciences, Inc.*	2,397	185
		2,626
Pharmaceuticals – 1.5%
Aerie Pharmaceuticals, Inc.*	6,902	93
Amneal Pharmaceuticals, Inc.*	36,053	165
Amphastar Pharmaceuticals, Inc.*	12,971	261
ANI Pharmaceuticals, Inc.*	3,643	106
Arvinas, Inc.*	283	24
Baudax Bio, Inc.*	5,890	6
BioDelivery Sciences International, Inc.*	2,711	11
Cara Therapeutics, Inc.*	10,599	160
Collegium Pharmaceutical, Inc.*	16,050	321
Corcept Therapeutics, Inc.*	30,380	795
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Pharmaceuticals – 1.5%continued
CorMedix, Inc.*	3,231	$24
Cumberland Pharmaceuticals, Inc.*	232	1
Eloxx Pharmaceuticals, Inc.*	700	3
Endo International PLC*	34,567	248
Evofem Biosciences, Inc.*	2,852	7
Fulcrum Therapeutics, Inc.*	5,424	63
Harrow Health, Inc.*	17,176	118
Innoviva, Inc.*	27,817	345
Intra-Cellular Therapies, Inc.*	13,585	432
Kala Pharmaceuticals, Inc.*	7,533	51
Kaleido Biosciences, Inc.*	14,464	132
Lannett Co., Inc.*	16,884	110
Mallinckrodt PLC*	9,730	2
Ocular Therapeutix, Inc.*	395	8
Omeros Corp.*	15,976	228
Opiant Pharmaceuticals, Inc.*	10,218	82
Optinose, Inc.*	249	1
Oramed Pharmaceuticals, Inc.*	471	2
Otonomy, Inc.*	400	2
Pacira BioSciences, Inc.*	11,698	700
Paratek Pharmaceuticals, Inc.*	12,084	76
Phibro Animal Health Corp., Class A	9,732	189
Prestige Consumer Healthcare, Inc.*	12,573	438
ProPhase Labs, Inc.*	15,179	139
Provention Bio, Inc.*	8,437	143
Relmada Therapeutics, Inc.*	2,109	68
Revance Therapeutics, Inc.*	11,601	329
Satsuma Pharmaceuticals, Inc.*	3,384	16
scPharmaceuticals, Inc.*	12,806	68
Supernus Pharmaceuticals, Inc.*	10,089	254
Taro Pharmaceutical Industries Ltd.*	7,759	570
Urovant Sciences Ltd.*	9,191	148
Verrica Pharmaceuticals, Inc.*	8,136	94
WaVe Life Sciences Ltd.*	5,408	42
Zynerba Pharmaceuticals, Inc.*	16,896	56
		7,131
Professional Services – 1.7%
ASGN, Inc.*	13,282	1,109
Barrett Business Services, Inc.	3,862	263
CBIZ, Inc.*	23,591	628
CoreLogic, Inc.	3,572	276
CRA International, Inc.	4,004	204
Exponent, Inc.	11,864	1,068
Forrester Research, Inc.*	6,555	275

EQUITY FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Professional Services – 1.7%continued
Franklin Covey Co.*	4,998	$111
FTI Consulting, Inc.*	7,081	791
GP Strategies Corp.*	1,059	13
Heidrick & Struggles International, Inc.	6,671	196
Huron Consulting Group, Inc.*	3,905	230
ICF International, Inc.	3,893	289
Insperity, Inc.	7,709	628
Kelly Services, Inc., Class A	5,020	103
Kforce, Inc.	7,024	296
Korn Ferry	11,439	498
Mistras Group, Inc.*	1,067	8
Resources Connection, Inc.	7,968	100
TrueBlue, Inc.*	10,075	188
Upwork, Inc.*	19,436	671
Where Food Comes From, Inc.*	275	4
Willdan Group, Inc.*	2,967	124
		8,073
Real Estate Management & Development – 0.6%
Altisource Asset Management Corp.*	512	12
American Realty Investors, Inc.*	1,772	19
Cushman & Wakefield PLC*	21,803	323
Forestar Group, Inc.*	10,884	220
FRP Holdings, Inc.*	1,150	52
Indus Realty Trust, Inc.*	3,609	226
Kennedy-Wilson Holdings, Inc.	20,864	373
Newmark Group, Inc., Class A	300	2
Rafael Holdings, Inc., Class B*	5,871	137
RE/MAX Holdings, Inc., Class A	6,159	224
Realogy Holdings Corp.*	12,857	169
Redfin Corp.*	13,600	933
RMR Group (The), Inc., Class A	81	3
Stratus Properties, Inc.*	114	3
Tejon Ranch Co.*	8,274	120
Transcontinental Realty Investors, Inc.*	405	10
		2,826
Road & Rail – 0.6%
ArcBest Corp.	5,468	233
Avis Budget Group, Inc.*	12,056	450
Covenant Logistics Group, Inc.*	6,575	97
Heartland Express, Inc.	15,462	280
Marten Transport Ltd.	10,828	187
P.A.M. Transportation Services, Inc.*	1,329	65
Patriot Transportation Holding, Inc.	465	4
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Road & Rail – 0.6%continued
Saia, Inc.*	6,576	$1,189
Universal Logistics Holdings, Inc.	4,517	93
USA Truck, Inc.*	500	4
Werner Enterprises, Inc.	9,760	383
		2,985
Semiconductors & Semiconductor Equipment – 3.5%
ACM Research, Inc., Class A*	3,767	306
Advanced Energy Industries, Inc.*	9,353	907
Alpha & Omega Semiconductor Ltd.*	5,605	132
Ambarella, Inc.*	6,260	575
Amkor Technology, Inc.	21,960	331
Axcelis Technologies, Inc.*	11,708	341
Brooks Automation, Inc.	14,717	999
Canadian Solar, Inc.*	10,026	514
CEVA, Inc.*	4,919	224
Cirrus Logic, Inc.*	13,176	1,083
Cohu, Inc.	5,101	195
CyberOptics Corp.*	2,329	53
Diodes, Inc.*	8,976	633
DSP Group, Inc.*	2,504	41
Entegris, Inc.	2,791	268
FormFactor, Inc.*	14,643	630
Ichor Holdings Ltd.*	2,513	76
Impinj, Inc.*	4,254	178
Kulicke & Soffa Industries, Inc.	20,461	651
Lattice Semiconductor Corp.*	31,836	1,459
MACOM Technology Solutions Holdings, Inc.*	10,286	566
MagnaChip Semiconductor Corp.*	1,800	24
MaxLinear, Inc.*	12,973	495
Nova Measuring Instruments Ltd.*	3,143	222
NVE Corp.	2,017	113
Onto Innovation, Inc.*	9,308	443
PDF Solutions, Inc.*	15,448	334
Photronics, Inc.*	7,048	79
Power Integrations, Inc.	14,016	1,147
Rambus, Inc.*	20,527	358
Semtech Corp.*	12,885	929
Silicon Laboratories, Inc.*	8,408	1,071
SMART Global Holdings, Inc.*	7,792	293
Synaptics, Inc.*	7,364	710
Ultra Clean Holdings, Inc.*	13,051	406
Veeco Instruments, Inc.*	10,199	177
		16,963

NORTHERN FUNDS QUARTERLY REPORT     37    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Software – 5.5%
ACI Worldwide, Inc.*	22,484	$864
Agilysys, Inc.*	8,597	330
Alarm.com Holdings, Inc.*	6,539	677
Altair Engineering, Inc., Class A*	7,600	442
American Software, Inc., Class A	6,969	120
Appfolio, Inc., Class A*	3,560	641
Appian Corp.*	6,269	1,016
Avaya Holdings Corp.*	22,773	436
Aware, Inc.*	683	2
Benefitfocus, Inc.*	5,124	74
Blackbaud, Inc.	9,764	562
Blackline, Inc.*	9,876	1,317
Bottomline Technologies DE, Inc.*	7,750	409
Box, Inc., Class A*	25,775	465
ChannelAdvisor Corp.*	1,965	31
Cloudera, Inc.*	48,546	675
CommVault Systems, Inc.*	7,713	427
Cornerstone OnDemand, Inc.*	10,902	480
Digimarc Corp.*	5,036	238
Digital Turbine, Inc.*	15,000	848
Domo, Inc., Class B*	5,414	345
Ebix, Inc.	6,980	265
eGain Corp.*	2,900	34
Envestnet, Inc.*	8,699	716
FireEye, Inc.*	28,148	649
HubSpot, Inc.*	850	337
InterDigital, Inc.	8,535	518
J2 Global, Inc.*	8,852	865
LivePerson, Inc.*	13,525	842
MicroStrategy, Inc., Class A*	1,489	579
Mimecast Ltd.*	11,408	649
Model N, Inc.*	7,476	267
OneSpan, Inc.*	12,648	262
Park City Group, Inc.(1) *	33	—
Progress Software Corp.	9,007	407
Q2 Holdings, Inc.*	9,724	1,230
QAD, Inc., Class B	717	35
Qualys, Inc.*	6,474	789
Rapid7, Inc.*	7,976	719
Sailpoint Technologies Holdings, Inc.*	15,028	800
Sapiens International Corp. N.V.	10,236	313
SecureWorks Corp., Class A*	5,801	83
ShotSpotter, Inc.*	4,447	168
SPS Commerce, Inc.*	9,009	978
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Software – 5.5%continued
SVMK, Inc.*	23,445	$599
Synchronoss Technologies, Inc.*	1,500	7
Tenable Holdings, Inc.*	12,500	653
Teradata Corp.*	21,696	488
Upland Software, Inc.*	2,646	121
Varonis Systems, Inc.*	5,789	947
Verint Systems, Inc.*	12,751	857
VirnetX Holding Corp.	398	2
Workiva, Inc.*	6,943	636
Xperi Holding Corp.	18,663	390
Zix Corp.*	3,437	30
		26,634
Specialty Retail – 2.7%
Aaron's (The) Co., Inc.*	7,581	144
Abercrombie & Fitch Co., Class A	1,861	38
American Eagle Outfitters, Inc.	33,193	666
America's Car-Mart, Inc.*	2,145	236
Asbury Automotive Group, Inc.*	7,705	1,123
Bed Bath & Beyond, Inc.	21,487	382
Boot Barn Holdings, Inc.*	4,351	189
Buckle (The), Inc.	6,066	177
Caleres, Inc.	9,361	146
Cato (The) Corp., Class A	1,700	16
Chico's FAS, Inc.	8,100	13
Children's Place (The), Inc.*	1,269	64
Citi Trends, Inc.	3,770	187
Conn's, Inc.*	2,468	29
Designer Brands, Inc., Class A	7,251	55
Express, Inc.*	4,300	4
Five Below, Inc.*	292	51
GameStop Corp., Class A*	10,537	199
Genesco, Inc.*	3,475	105
Group 1 Automotive, Inc.	3,981	522
Guess?, Inc.	9,451	214
Haverty Furniture Cos., Inc.	4,637	128
Hibbett Sports, Inc.*	2,984	138
Lithia Motors, Inc., Class A	4,723	1,382
Lumber Liquidators Holdings, Inc.*	8,218	253
Monro, Inc.	6,913	368
Murphy U.S.A., Inc.	5,717	748
National Vision Holdings, Inc.*	13,103	593
ODP (The) Corp.	6,775	199
Rent-A-Center, Inc.	9,876	378
RH*	3,303	1,478

EQUITY FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Specialty Retail – 2.7%continued
RTW Retailwinds, Inc.(1) *	54	$—
Sally Beauty Holdings, Inc.*	25,083	327
Shoe Carnival, Inc.	5,730	225
Signet Jewelers Ltd.	7,154	195
Sleep Number Corp.*	10,345	847
Sonic Automotive, Inc., Class A	10,117	390
Urban Outfitters, Inc.*	10,054	257
Winmark Corp.	1,331	247
Zumiez, Inc.*	7,313	269
		12,982
Technology Hardware, Storage & Peripherals – 0.2%
3D Systems Corp.*	13,533	142
AstroNova, Inc.	13,073	139
Avid Technology, Inc.*	137	2
Diebold Nixdorf, Inc.*	7,968	85
Immersion Corp.*	7,975	90
Stratasys Ltd.*	9,136	189
Super Micro Computer, Inc.*	7,916	251
TransAct Technologies, Inc.*	376	3
		901
Textiles, Apparel & Luxury Goods – 1.3%
Capri Holdings Ltd.*	28,325	1,190
Crocs, Inc.*	15,605	978
Culp, Inc.	198	3
Deckers Outdoor Corp.*	5,447	1,562
Delta Apparel, Inc.*	8,061	162
Fossil Group, Inc.*	1,756	15
G-III Apparel Group Ltd.*	8,353	198
Kontoor Brands, Inc.	8,256	335
Movado Group, Inc.*	3,336	55
Oxford Industries, Inc.	5,034	330
Rocky Brands, Inc.	4,550	128
Steven Madden Ltd.	16,871	596
Superior Group of Cos., Inc.	7,320	170
Unifi, Inc.*	692	12
Vera Bradley, Inc.*	5,750	46
Wolverine World Wide, Inc.	16,966	530
		6,310
Thrifts & Mortgage Finance – 1.7%
Axos Financial, Inc.*	14,037	527
Capitol Federal Financial, Inc.	25,224	315
ESSA Bancorp, Inc.	924	14
Essent Group Ltd.	20,754	897
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Thrifts & Mortgage Finance – 1.7%continued
Federal Agricultural Mortgage Corp., Class C	1,345	$100
Flagstar Bancorp, Inc.	8,757	357
FS Bancorp, Inc.	116	6
Guaranty Federal Bancshares, Inc.	3,878	66
Hingham Institution For Savings (The)	701	151
Home Bancorp, Inc.	3,119	87
HomeStreet, Inc.	4,343	147
Kearny Financial Corp.	21,775	230
Kentucky First Federal Bancorp	724	5
Lake Shore Bancorp, Inc.	300	4
Meridian Bancorp, Inc.	9,917	148
Meta Financial Group, Inc.	11,612	424
MGIC Investment Corp.	62,464	784
Mr Cooper Group, Inc.*	7,927	246
NASB Financial, Inc.	4,183	276
NMI Holdings, Inc., Class A*	12,677	287
Northeast Community Bancorp, Inc.	897	12
Northfield Bancorp, Inc.	16,513	204
Ocwen Financial Corp.*	25	1
PennyMac Financial Services, Inc.	6,995	459
Premier Financial Corp.	10,387	239
Provident Bancorp, Inc.(1)	18	—
Prudential Bancorp, Inc.	1,050	14
Radian Group, Inc.	36,245	734
Severn Bancorp, Inc.	1,292	9
Standard AVB Financial Corp.	947	31
TrustCo Bank Corp. NY	9,135	61
Walker & Dunlop, Inc.	8,351	768
Waterstone Financial, Inc.	3,803	72
Western New England Bancorp, Inc.	4,295	30
WSFS Financial Corp.	14,348	644
		8,349
Tobacco – 0.1%
Universal Corp.	5,861	285
Vector Group Ltd.	9,438	110
		395
Trading Companies & Distributors – 1.7%
Applied Industrial Technologies, Inc.	9,557	745
Beacon Roofing Supply, Inc.*	14,342	576
BlueLinx Holdings, Inc.*	700	20
BMC Stock Holdings, Inc.*	13,662	733
Boise Cascade Co.	8,865	424
CAI International, Inc.	4,320	135

NORTHERN FUNDS QUARTERLY REPORT     39    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Trading Companies & Distributors – 1.7%continued
EVI Industries, Inc.*	1,671	$50
Foundation Building Materials, Inc.*	6,108	117
GATX Corp.	7,071	588
GMS, Inc.*	8,763	267
H&E Equipment Services, Inc.	3,388	101
Herc Holdings, Inc.*	5,115	340
Houston Wire & Cable Co.(1) *	139	—
Lawson Products, Inc.*	4,295	219
Morgan Group Holding Co.(1) *	64	—
MRC Global, Inc.*	17,054	113
NOW, Inc.*	11,220	81
Rush Enterprises, Inc., Class A	16,408	680
SiteOne Landscape Supply, Inc.*	8,243	1,308
Systemax, Inc.	6,897	248
Textainer Group Holdings Ltd.(1) *	17	—
Titan Machinery, Inc.*	800	16
Transcat, Inc.*	4,255	148
Triton International Ltd.	13,242	642
WESCO International, Inc.*	9,274	728
Willis Lease Finance Corp.*	1,778	54
		8,333
Water Utilities – 0.6%
American States Water Co.	8,534	679
Artesian Resources Corp., Class A	4,427	164
Cadiz, Inc.*	15,939	170
California Water Service Group	11,093	599
Consolidated Water Co. Ltd.	10,056	121
Middlesex Water Co.	9,213	668
SJW Group	6,691	464
York Water (The) Co.	3,678	171
		3,036
Wireless Telecommunication Services – 0.2%
Boingo Wireless, Inc.*	13,507	172
Shenandoah Telecommunications Co.	10,009	433
Spok Holdings, Inc.	13,551	151
Telephone and Data Systems, Inc.	19,100	354
		1,110
Total Common Stocks
(Cost $280,920)		480,348

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 0.0%
Industrial Conglomerates – 0.0%
Steel Partners Holdings L.P., 6.00%	2,675	$53
Total Preferred Stocks
(Cost $67)		53

RIGHTS – 0.0%
Biotechnology – 0.0%
Achillion Pharmaceuticals, Inc. (Contingent Value Rights)(2) *	23,500	13
Alder Biopharmaceuticals, Inc. (Contingent Value Rights)*	8,800	8
Progenics Pharmaceuticals, Inc. (Contingent Value Rights)(3) *	10,111	—
Sinovac Biotech Ltd.(3) *	1,587	—
Stemline Therapeutics, Inc. (Contingent Value Rights)(2) *	17,190	6
Tobira Therapeutics, Inc. (Contingent Value Rights)(2) *	16,926	129
		156
Diversified Financial Services – 0.0%
NewStar Financial, Inc. (Contingent Value Rights)(3) *	1,580	—
Health Care Equipment & Supplies – 0.0%
American Medical Alert Corp.(3) *	13,109	—
Media – 0.0%
Media General, Inc. (Contingent Value Rights)(2) *	11,792	1
Pharmaceuticals – 0.0%
Dova Pharmaceuticals, Inc. (Contingent Value Rights)*	4,020	2
Total Rights
(Cost $147)		159

OTHER – 0.0%
Escrow Adolor Corp.(3) *	1,241	—
Total Other
(Cost $—)		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Air T Funding, Exp. 12/31/49, Strike $100.00*	2,121	$1

EQUITY FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0% continued
Tidewater, Inc., Class A, Exp. 7/31/23, Strike $0.00(1) *	10	$—
Tidewater, Inc., Class B, Exp. 7/31/23, Strike $0.00(1) *	11	—
Total Warrants
(Cost $—)		1

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(4) (5)	1,003,910	$1,004
Total Investment Companies
(Cost $1,004)		1,004

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill, 0.11%, 1/28/21(6) (7)	$477	$477
	Total Short-Term Investments
	(Cost $477)	477

	Total Investments – 99.9%
	(Cost $282,615)	482,042
	Other Assets less Liabilities – 0.1%	366
	NET ASSETS – 100.0%	$482,408

(1)	Value rounds to less than one thousand.
(2)	Level 3 asset.
(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of December 31, 2020 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

MBIA - Municipal Bonds Insurance Association

PLC - Public Limited Company

REIT - Real Estate Investment Trust
Percentages shown are based on Net Assets.
At December 31, 2020, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	15	$1,481	Long	3/21	$49
At December 31, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	2.4%
Consumer Discretionary	13.1
Consumer Staples	3.7
Energy	2.1
Financials	14.5
Health Care	20.4
Industrials	15.7
Information Technology	14.7
Materials	4.3
Real Estate	6.0
Utilities	3.1
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Banks	$34,474	$44	$—	$34,518
Biotechnology	42,553	61	5	42,619
Household Durables	9,720	21	—	9,741
Machinery	20,965	1	—	20,966
Metals & Mining	5,975	2	—	5,977
Oil, Gas & Consumable Fuels	7,349	2	—	7,351

NORTHERN FUNDS QUARTERLY REPORT     41    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued	December 31, 2020 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Trading Companies & Distributors	$8,333	$—*	$—	$8,333
All Other Industries(1)	350,843	—	—	350,843
Total Common Stocks	480,212	131	5	480,348
Preferred Stocks	53	—	—	53
Rights:
Biotechnology	—	8	148	156
Media	—	—	1	1
Pharmaceuticals	—	2	—	2
Total Rights	—	10	149	159
Warrants	1	—	—	1
Investment Companies	1,004	—	—	1,004
Short-Term Investments	—	477	—	477
Total Investments	$481,270	$618	$154	$482,042
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$49	$—	$—	$49

*	Amounts round to less than a thousand.
(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$11,389	$41,917	$52,302	$3	$1,004	1,003,910
EQUITY FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
SMALL CAP VALUE FUND	December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9%
Aerospace & Defense – 0.8%
Kaman Corp.	123,934	$7,080
Moog, Inc., Class A	184,527	14,633
		21,713
Air Freight & Logistics – 0.1%
Echo Global Logistics, Inc.*	111,935	3,002
Airlines – 0.4%
Hawaiian Holdings, Inc.	279,609	4,949
Mesa Air Group, Inc.*	35,195	235
SkyWest, Inc.	123,841	4,992
Spirit Airlines, Inc.*	35,731	874
		11,050
Auto Components – 1.5%
American Axle & Manufacturing Holdings, Inc.*	44,586	372
Cooper Tire & Rubber Co.	401,798	16,273
Dana, Inc.	461,102	9,001
Modine Manufacturing Co.*	176,135	2,212
Standard Motor Products, Inc.	154,665	6,258
Visteon Corp.*	4,303	540
Workhorse Group, Inc.*	212,447	4,202
		38,858
Banks – 15.3%
1st Source Corp.	18,308	738
Amalgamated Bank, Class A	53,758	739
Arrow Financial Corp.	15,890	475
Atlantic Union Bankshares Corp.	158,573	5,223
BancFirst Corp.	117,072	6,872
BancorpSouth Bank	681,537	18,701
Bank of NT Butterfield & Son (The) Ltd.	56,470	1,760
BankFinancial Corp.	111,364	978
Banner Corp.	67,855	3,161
Berkshire Hills Bancorp, Inc.	82,110	1,406
Boston Private Financial Holdings, Inc.	138,689	1,172
Bridge Bancorp, Inc.	33,388	807
Brookline Bancorp, Inc.	216,868	2,611
Cathay General Bancorp	220,071	7,084
Central Pacific Financial Corp.	85,030	1,616
City Holding Co.	124,563	8,663
Civista Bancshares, Inc.	27,138	476
CNB Financial Corp.	69,833	1,487
Columbia Banking System, Inc.	206,080	7,398
Community Trust Bancorp, Inc.	160,666	5,953
ConnectOne Bancorp, Inc.	67,115	1,328
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Banks – 15.3%continued
CVB Financial Corp.	469,306	$9,151
Eagle Bancorp, Inc.	91,932	3,797
Enterprise Financial Services Corp.	101,836	3,559
Financial Institutions, Inc.	73,117	1,645
First Bancorp	89,816	3,038
First BanCorp (New York Exchange)	913,604	8,423
First Bancshares (The), Inc.	36,207	1,118
First Busey Corp.	24,591	530
First Business Financial Services, Inc.	33,526	617
First Commonwealth Financial Corp.	315,139	3,448
First Community Bankshares, Inc.	29,950	646
First Financial Bancorp	291,701	5,114
First Financial Corp.	117,905	4,581
First Guaranty Bancshares, Inc.	16,483	293
First Interstate BancSystem, Inc., Class A	52,841	2,154
First Merchants Corp.	266,248	9,960
First Mid Bancshares, Inc.	28,260	951
First Midwest Bancorp, Inc.	466,354	7,424
First of Long Island (The) Corp.	40,348	720
Fulton Financial Corp.	764,406	9,723
German American Bancorp, Inc.	64,307	2,128
Glacier Bancorp, Inc.	66,498	3,060
Great Southern Bancorp, Inc.	43,155	2,110
Hancock Whitney Corp.	341,094	11,604
Heartland Financial U.S.A., Inc.	136,341	5,504
Heritage Financial Corp.	81,355	1,903
Hilltop Holdings, Inc.	152,632	4,199
Home BancShares, Inc.	448,931	8,745
Hope Bancorp, Inc.	685,434	7,478
Horizon Bancorp, Inc.	74,062	1,175
Independent Bank Corp.	172,563	12,604
Independent Bank Corp. (Berlin Exchange)	37,040	684
Independent Bank Group, Inc.	44,545	2,785
International Bancshares Corp.	160,690	6,016
Investors Bancorp, Inc.	651,088	6,875
Lakeland Bancorp, Inc.	322,957	4,102
Lakeland Financial Corp.	157,402	8,434
Mercantile Bank Corp.	27,419	745
Metropolitan Bank Holding Corp.*	14,035	509
NBT Bancorp, Inc.	250,661	8,046
OceanFirst Financial Corp.	238,901	4,451
OFG Bancorp	139,139	2,580
Old National Bancorp	439,533	7,279

NORTHERN FUNDS QUARTERLY REPORT     43    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Banks – 15.3%continued
Old Second Bancorp, Inc.	50,225	$507
Pacific Premier Bancorp, Inc.	155,273	4,865
Park National Corp.	40,017	4,202
Peapack-Gladstone Financial Corp.	38,277	871
Pinnacle Financial Partners, Inc.	53,160	3,424
Preferred Bank	40,083	2,023
QCR Holdings, Inc.	26,690	1,057
Renasant Corp.	164,446	5,539
Republic Bancorp, Inc., Class A	31,635	1,141
S&T Bancorp, Inc.	223,419	5,550
Sandy Spring Bancorp, Inc.	111,169	3,579
Sierra Bancorp	134,795	3,224
Simmons First National Corp., Class A	387,514	8,366
SmartFinancial, Inc.	25,747	467
South State Corp.	122,908	8,886
Southside Bancshares, Inc.	86,244	2,676
Summit Financial Group, Inc.	21,949	485
Texas Capital Bancshares, Inc.*	158,157	9,410
Tompkins Financial Corp.	44,796	3,163
Towne Bank	200,612	4,710
TriCo Bancshares	144,644	5,103
TriState Capital Holdings, Inc.*	50,491	879
Trustmark Corp.	187,358	5,117
UMB Financial Corp.	243,907	16,827
Umpqua Holdings Corp.	449,320	6,803
United Community Banks, Inc.	343,213	9,761
Univest Financial Corp.	76,031	1,565
Valley National Bancorp	1,055,254	10,289
Veritex Holdings, Inc.	87,822	2,254
WesBanco, Inc.	235,976	7,070
Westamerica BanCorp(1)	1	—
		408,369
Beverages – 0.0%
MGP Ingredients, Inc.	6,700	315
Biotechnology – 1.5%
Anika Therapeutics, Inc.*	24,143	1,093
Arena Pharmaceuticals, Inc.*	137,000	10,526
Jounce Therapeutics, Inc.*	57,618	403
Myriad Genetics, Inc.*	384,491	7,603
Novavax, Inc.*	102,370	11,415
OPKO Health, Inc.*	1,232,291	4,868
PDL BioPharma, Inc.*	1,029,654	2,543
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Biotechnology – 1.5%continued
Viking Therapeutics, Inc.*	297,922	$1,677
XBiotech, Inc.*	48,819	764
		40,892
Building Products – 1.1%
Apogee Enterprises, Inc.	44,928	1,423
Builders FirstSource, Inc.*	117,929	4,813
Caesarstone Ltd.	92,608	1,194
Gibraltar Industries, Inc.*	12,720	915
Simpson Manufacturing Co., Inc.	159,610	14,915
UFP Industries, Inc.	88,496	4,916
		28,176
Capital Markets – 0.8%
Donnelley Financial Solutions, Inc.*	58,036	985
Stifel Financial Corp.	316,162	15,953
Waddell & Reed Financial, Inc., Class A	152,296	3,879
		20,817
Chemicals – 2.8%
American Vanguard Corp.	179,101	2,780
Avient Corp.	206,085	8,301
H.B. Fuller Co.	280,164	14,535
Hawkins, Inc.	17,984	941
Innospec, Inc.	124,407	11,288
Kraton Corp.*	117,753	3,272
Minerals Technologies, Inc.	268,099	16,654
PQ Group Holdings, Inc.	369,574	5,270
Sensient Technologies Corp.	112,530	8,301
Stepan Co.	31,969	3,815
		75,157
Commercial Services & Supplies – 2.3%
ABM Industries, Inc.	468,952	17,745
ACCO Brands Corp.	675,780	5,710
BrightView Holdings, Inc.*	177,535	2,684
CECO Environmental Corp.*	95,281	663
Ennis, Inc.	269,309	4,807
KAR Auction Services, Inc.	217,884	4,055
Matthews International Corp., Class A	31,340	922
McGrath RentCorp	101,880	6,836
NL Industries, Inc.	48,756	233
PICO Holdings, Inc.*	19,313	181
Steelcase, Inc., Class A	250,572	3,395
UniFirst Corp.	61,213	12,958
Viad Corp.	43,200	1,563
		61,752

EQUITY FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Communications Equipment – 0.7%
ADTRAN, Inc.	185,668	$2,742
Comtech Telecommunications Corp.	41,268	854
Digi International, Inc.*	149,882	2,833
EchoStar Corp., Class A*	19,313	409
NETGEAR, Inc.*	174,001	7,070
NetScout Systems, Inc.*	133,793	3,669
PCTEL, Inc.*	40,999	269
		17,846
Construction & Engineering – 1.4%
Aegion Corp.*	238,033	4,520
Arcosa, Inc.	130,266	7,156
Dycom Industries, Inc.*	12,233	924
EMCOR Group, Inc.	99,207	9,073
MasTec, Inc.*	126,509	8,625
Matrix Service Co.*	214,337	2,362
Primoris Services Corp.	102,299	2,825
Sterling Construction Co., Inc.*	47,337	881
		36,366
Construction Materials – 0.3%
Summit Materials, Inc., Class A*	377,745	7,585
Consumer Finance – 1.2%
Encore Capital Group, Inc.*	152,754	5,950
Enova International, Inc.*	126,917	3,144
Navient Corp.	327,120	3,212
Nelnet, Inc., Class A	93,090	6,631
PROG Holdings, Inc.	173,155	9,328
Regional Management Corp.	18,915	565
World Acceptance Corp.*	24,397	2,494
		31,324
Containers & Packaging – 0.2%
Myers Industries, Inc.	298,315	6,199
Distributors – 0.1%
Core-Mark Holding Co., Inc.	81,477	2,393
Diversified Consumer Services – 0.7%
Adtalem Global Education, Inc.*	308,012	10,457
American Public Education, Inc.*	26,053	794
Laureate Education, Inc., Class A*	321,676	4,684
Regis Corp.*	177,925	1,635
		17,570
Diversified Financial Services – 0.3%
Alerus Financial Corp.	28,943	792
Cannae Holdings, Inc.*	133,680	5,918
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Diversified Financial Services – 0.3%continued
GWG Holdings, Inc.*	7,314	$51
Marlin Business Services Corp.	8,456	104
		6,865
Diversified Telecommunication Services – 0.5%
Alaska Communications Systems Group, Inc.	90,625	334
ATN International, Inc.	31,119	1,300
Consolidated Communications Holdings, Inc.*	121,949	596
Iridium Communications, Inc.*	272,699	10,724
		12,954
Electric Utilities – 1.3%
Otter Tail Corp.	204,958	8,733
PNM Resources, Inc.	438,809	21,296
Portland General Electric Co.	85,876	3,673
		33,702
Electrical Equipment – 1.4%
AZZ, Inc.	54,649	2,593
Encore Wire Corp.	91,225	5,525
EnerSys	130,367	10,828
LSI Industries, Inc.	44,319	379
Powell Industries, Inc.	31,198	920
Preformed Line Products Co.	13,406	918
Regal Beloit Corp.	102,094	12,538
Thermon Group Holdings, Inc.*	180,023	2,814
		36,515
Electronic Equipment, Instruments & Components – 3.9%
Arlo Technologies, Inc.*	344,573	2,684
Belden, Inc.	203,989	8,547
Benchmark Electronics, Inc.	424,425	11,464
CTS Corp.	359,232	12,332
ePlus, Inc.*	14,872	1,308
Hollysys Automation Technologies Ltd.	102,429	1,505
Insight Enterprises, Inc.*	268,884	20,459
Kimball Electronics, Inc.*	42,278	676
Knowles Corp.*	434,774	8,013
Methode Electronics, Inc.	62,758	2,402
MTS Systems Corp.	6,263	364
PC Connection, Inc.	250,263	11,835
Plexus Corp.*	21,158	1,655
Sanmina Corp.*	188,205	6,002
ScanSource, Inc.*	42,750	1,128
TTM Technologies, Inc.*	219,498	3,028

NORTHERN FUNDS QUARTERLY REPORT     45    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Electronic Equipment, Instruments & Components – 3.9%continued
Vishay Intertechnology, Inc.	412,066	$8,534
Vishay Precision Group, Inc.*	21,224	668
		102,604
Energy Equipment & Services – 0.6%
Archrock, Inc.	257,032	2,226
Dril-Quip, Inc.*	198,924	5,892
National Energy Services Reunited Corp.*	148,042	1,470
Natural Gas Services Group, Inc.*	110,660	1,049
Newpark Resources, Inc.*	442,457	850
ProPetro Holding Corp.*	306,700	2,267
RPC, Inc.*	672,500	2,118
		15,872
Equity Real Estate Investment Trusts – 8.6%
Acadia Realty Trust	312,743	4,438
Agree Realty Corp.	121,086	8,062
American Assets Trust, Inc.	196,525	5,676
Apple Hospitality REIT, Inc.	1,931	25
Brandywine Realty Trust	360,005	4,288
CareTrust REIT, Inc.	231,500	5,135
Centerspace	19,670	1,389
Chatham Lodging Trust	194,770	2,104
City Office REIT, Inc.	78,400	766
CoreCivic, Inc.	100,000	655
CorEnergy Infrastructure Trust, Inc.	247	2
Corporate Office Properties Trust	103,192	2,691
Cousins Properties, Inc.	274,699	9,202
DiamondRock Hospitality Co.	428,139	3,532
Easterly Government Properties, Inc.	125,477	2,842
Essential Properties Realty Trust, Inc.	148,783	3,154
Farmland Partners, Inc.	50,533	440
Getty Realty Corp.	97,800	2,693
Global Net Lease, Inc.	151,363	2,594
Healthcare Realty Trust, Inc.	220,482	6,526
Independence Realty Trust, Inc.	182,539	2,451
Industrial Logistics Properties Trust	121,414	2,828
Kite Realty Group Trust	80,751	1,208
Lexington Realty Trust	659,131	7,000
LTC Properties, Inc.	119,300	4,642
Mack-Cali Realty Corp.	435,112	5,421
Monmouth Real Estate Investment Corp.	78,327	1,357
National Health Investors, Inc.	168,415	11,649
Office Properties Income Trust	62,820	1,427
One Liberty Properties, Inc.	157,757	3,166
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Equity Real Estate Investment Trusts – 8.6%continued
Park Hotels & Resorts, Inc.	2,422	$42
Physicians Realty Trust	661,333	11,772
Piedmont Office Realty Trust, Inc., Class A	504,321	8,185
PotlatchDeltic Corp.	268,586	13,435
Retail Opportunity Investments Corp.	45,039	603
Retail Properties of America, Inc., Class A	87,934	753
RLJ Lodging Trust	917,230	12,979
RPT Realty	709,527	6,137
Sabra Health Care REIT, Inc.	667,666	11,597
Spirit Realty Capital, Inc.(1)	1	—
STAG Industrial, Inc.	538,716	16,873
Summit Hotel Properties, Inc.	313,547	2,825
Sunstone Hotel Investors, Inc.	1,162,039	13,166
Terreno Realty Corp.	166,875	9,764
Washington Real Estate Investment Trust	332,797	7,198
Weingarten Realty Investors	216,884	4,700
Xenia Hotels & Resorts, Inc.	132,564	2,015
		229,407
Food & Staples Retailing – 0.8%
Andersons (The), Inc.	342,340	8,391
Ingles Markets, Inc., Class A	59,075	2,520
PriceSmart, Inc.	22,366	2,037
Rite Aid Corp.*	123,333	1,952
SpartanNash Co.	79,907	1,391
Village Super Market, Inc., Class A	38,861	857
Weis Markets, Inc.	72,524	3,468
		20,616
Food Products – 2.2%
Alico, Inc.	12,666	393
B&G Foods, Inc.	108,364	3,005
Cal-Maine Foods, Inc.*	101,961	3,828
Darling Ingredients, Inc.*	793,992	45,797
Fresh Del Monte Produce, Inc.	110,197	2,652
Seneca Foods Corp., Class A*	12,722	508
Simply Good Foods (The) Co.*	83,560	2,620
		58,803
Gas Utilities – 1.0%
New Jersey Resources Corp.	236,700	8,415
ONE Gas, Inc.(1)	1	—

EQUITY FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Gas Utilities – 1.0%continued
Southwest Gas Holdings, Inc.	303,457	$18,435
Spire, Inc.(1)	1	—
		26,850
Health Care Equipment & Supplies – 1.0%
AngioDynamics, Inc.*	325,859	4,995
Avanos Medical, Inc.*	308,668	14,162
FONAR Corp.*	10,908	189
Integer Holdings Corp.*	24,144	1,960
Invacare Corp.	56,977	510
Natus Medical, Inc.*	79,825	1,600
Orthofix Medical, Inc.*	52,442	2,254
Varex Imaging Corp.*	64,924	1,083
		26,753
Health Care Providers & Services – 1.4%
Magellan Health, Inc.*	212,271	17,584
MedCath Corp.(2) *	106,845	—
National HealthCare Corp.	71,641	4,758
Owens & Minor, Inc.	106,346	2,876
Patterson Cos., Inc.	258,820	7,669
Triple-S Management Corp., Class B*	258,209	5,513
		38,400
Health Care Technology – 0.3%
Allscripts Healthcare Solutions, Inc.*	449,496	6,491
Computer Programs and Systems, Inc.	24,290	652
NextGen Healthcare, Inc.*	110,713	2,019
		9,162
Hotels, Restaurants & Leisure – 1.4%
Boyd Gaming Corp.*	45,075	1,935
Carrols Restaurant Group, Inc.*	79,492	499
El Pollo Loco Holdings, Inc.*	200,609	3,631
International Game Technology PLC	224,958	3,811
Marriott Vacations Worldwide Corp.	125,618	17,237
Monarch Casino & Resort, Inc.*	24,064	1,473
Papa John's International, Inc.	42,110	3,573
RCI Hospitality Holdings, Inc.	15,440	609
Red Rock Resorts, Inc., Class A	37,643	942
Wingstop, Inc.	24,652	3,268
		36,978
Household Durables – 3.4%
Beazer Homes U.S.A., Inc.*	202,441	3,067
Century Communities, Inc.*	65,903	2,885
Ethan Allen Interiors, Inc.	195,817	3,957
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Household Durables – 3.4%continued
Hooker Furniture Corp.	117,274	$3,782
KB Home	375,673	12,593
La-Z-Boy, Inc.	292,242	11,643
M/I Homes, Inc.*	47,618	2,109
MDC Holdings, Inc.	171,828	8,351
Meritage Homes Corp.*	201,339	16,675
Taylor Morrison Home Corp.*	333,317	8,550
TopBuild Corp.*	14,239	2,621
TRI Pointe Group, Inc.*	620,847	10,710
Tupperware Brands Corp.*	110,660	3,584
		90,527
Household Products – 0.0%
Central Garden & Pet Co., Class A*	25,788	937
Independent Power & Renewable Electricity Producers – 0.1%
Ormat Technologies, Inc.	20,308	1,833
Insurance – 3.5%
American Equity Investment Life Holding Co.	494,016	13,664
AMERISAFE, Inc.	112,267	6,447
Argo Group International Holdings Ltd.	88,737	3,878
CNO Financial Group, Inc.	710,791	15,801
Donegal Group, Inc., Class A	39,683	558
Employers Holdings, Inc.	313,524	10,092
Enstar Group Ltd.*	36,564	7,492
FBL Financial Group, Inc., Class A	26,447	1,389
Hanover Insurance Group (The), Inc.	17,026	1,991
Horace Mann Educators Corp.	10,564	444
Kemper Corp.	97,097	7,460
National General Holdings Corp.	325,149	11,114
Selective Insurance Group, Inc.	102,886	6,891
Stewart Information Services Corp.	40,112	1,940
United Fire Group, Inc.	147,958	3,714
Universal Insurance Holdings, Inc.	13,967	211
		93,086
Interactive Media & Services – 0.0%
DHI Group, Inc.*	89,840	199
Internet & Direct Marketing Retail – 0.0%
Lands' End, Inc.*	54,790	1,182
IT Services – 1.0%
KBR, Inc.	200,037	6,187
ManTech International Corp., Class A	52,968	4,711

NORTHERN FUNDS QUARTERLY REPORT     47    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
IT Services – 1.0%continued
Perficient, Inc.*	186,749	$8,899
Sykes Enterprises, Inc.*	214,122	8,066
		27,863
Leisure Products – 0.7%
Acushnet Holdings Corp.	107,072	4,340
Callaway Golf Co.	522,363	12,542
Vista Outdoor, Inc.*	97,843	2,325
		19,207
Life Sciences Tools & Services – 0.0%
Harvard Bioscience, Inc.*	64,939	279
Machinery – 3.5%
Alamo Group, Inc.	30,927	4,266
Altra Industrial Motion Corp.	146,032	8,095
Astec Industries, Inc.	38,148	2,208
Barnes Group, Inc.	135,314	6,859
Chart Industries, Inc.*	172,404	20,307
CIRCOR International, Inc.*	600	23
Columbus McKinnon Corp.	74,137	2,850
EnPro Industries, Inc.	8,651	653
Hyster-Yale Materials Handling, Inc.	39,881	2,375
Kadant, Inc.	37,495	5,286
Kennametal, Inc.	83,884	3,040
L.B. Foster Co., Class A*	28,823	434
Manitowoc (The) Co., Inc.*	34,509	459
Miller Industries, Inc.	19,297	734
Rexnord Corp.	41,657	1,645
SPX FLOW, Inc.*	17,023	987
Standex International Corp.	91,299	7,078
Terex Corp.	152,149	5,308
Timken (The) Co.	31,202	2,414
Wabash National Corp.	23,096	398
Watts Water Technologies, Inc., Class A	152,730	18,587
		94,006
Marine – 0.3%
Costamare, Inc.	119,932	993
Matson, Inc.	60,691	3,457
Pangaea Logistics Solutions Ltd.*	45,061	125
SEACOR Holdings, Inc.*	80,911	3,354
		7,929
Media – 1.6%
EW Scripps (The) Co., Class A	734,971	11,238
Gray Television, Inc.*	156,223	2,795
Hemisphere Media Group, Inc.*	84,035	871
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Media – 1.6%continued
Meredith Corp.	107,274	$2,060
Saga Communications, Inc., Class A	8,533	205
Scholastic Corp.	139,342	3,483
Sinclair Broadcast Group, Inc., Class A	124,381	3,961
TEGNA, Inc.	1,137,444	15,867
Tribune Publishing Co.	61,687	845
		41,325
Metals & Mining – 3.2%
Alcoa Corp.*	422,303	9,734
Allegheny Technologies, Inc.*	516,786	8,666
Arconic Corp.*	257,394	7,670
Carpenter Technology Corp.	194,700	5,670
Cleveland-Cliffs, Inc.	136,888	1,993
Coeur Mining, Inc.*	545,090	5,642
Commercial Metals Co.	481,774	9,896
Fortitude Gold Corp.*	33,853	35
Gold Resource Corp.	118,484	345
Haynes International, Inc.	21,174	505
Hecla Mining Co.	1,178,943	7,639
Kaiser Aluminum Corp.	111,212	10,999
Materion Corp.	73,865	4,707
Ramaco Resources, Inc.*	72,271	208
Ryerson Holding Corp.*	64,494	880
Schnitzer Steel Industries, Inc., Class A	81,919	2,614
Warrior Met Coal, Inc.	316,321	6,744
		83,947
Mortgage Real Estate Investment Trusts – 1.5%
Blackstone Mortgage Trust, Inc., Class A	309,158	8,511
Capstead Mortgage Corp.	847,585	4,925
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	189,316	12,008
Ladder Capital Corp.	566,091	5,536
MFA Financial, Inc.	679,517	2,643
New York Mortgage Trust, Inc.	213,706	789
Ready Capital Corp.	433,695	5,400
		39,812
Multiline Retail – 0.1%
Big Lots, Inc.	66,015	2,834
Dillard's, Inc., Class A	9,805	618
		3,452
Multi-Utilities – 1.3%
Avista Corp.	112,874	4,531

EQUITY FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Multi-Utilities – 1.3%continued
Black Hills Corp.	162,491	$9,985
NorthWestern Corp.	315,479	18,396
Unitil Corp.	45,700	2,023
		34,935
Oil, Gas & Consumable Fuels – 2.6%
Antero Resources Corp.*	546,391	2,978
Arch Resources, Inc.	82,222	3,599
Ardmore Shipping Corp.	241,373	789
Bonanza Creek Energy, Inc.*	178,300	3,447
Clean Energy Fuels Corp.*	339,967	2,672
CNX Resources Corp.*	405,350	4,378
Comstock Resources, Inc.*	392,220	1,714
Delek U.S. Holdings, Inc.	145,529	2,339
DHT Holdings, Inc.	807,668	4,224
Diamond S Shipping, Inc.*	68,442	456
Earthstone Energy, Inc., Class A*	50,511	269
Frontline Ltd.	754,341	4,692
Green Plains, Inc.*	219,795	2,895
International Seaways, Inc.	48,804	797
Matador Resources Co.*	118,726	1,432
Nordic American Tankers Ltd.	249,115	735
Overseas Shipholding Group, Inc., Class A*	145,477	311
Ovintiv, Inc.	439,618	6,313
Par Pacific Holdings, Inc.*	55,970	782
Parsley Energy, Inc., Class A	97,280	1,381
PDC Energy, Inc.*	153,010	3,141
Penn Virginia Corp.*	25,588	260
Renewable Energy Group, Inc.*	148,298	10,502
REX American Resources Corp.*	16,148	1,186
Southwestern Energy Co.*	900,583	2,684
Teekay Tankers Ltd., Class A*	49,117	541
World Fuel Services Corp.	179,164	5,583
		70,100
Paper & Forest Products – 0.3%
Clearwater Paper Corp.*	27,945	1,055
Glatfelter Corp.	229,697	3,763
Neenah, Inc.	44,647	2,470
Schweitzer-Mauduit International, Inc.	41,068	1,651
		8,939
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Personal Products – 0.4%
Inter Parfums, Inc.	174,986	$10,585
Nature's Sunshine Products, Inc.*	32,948	493
		11,078
Pharmaceuticals – 0.5%
Intra-Cellular Therapies, Inc.*	69,816	2,220
Lannett Co., Inc.*	68,247	445
Phibro Animal Health Corp., Class A	7,848	152
Prestige Consumer Healthcare, Inc.*	159,082	5,547
Taro Pharmaceutical Industries Ltd.*	64,733	4,753
		13,117
Professional Services – 1.2%
Barrett Business Services, Inc.	31,542	2,151
CBIZ, Inc.*	217,189	5,779
GP Strategies Corp.*	46,230	548
ICF International, Inc.	74,701	5,553
Kforce, Inc.	72,529	3,053
Korn Ferry	313,992	13,659
Resources Connection, Inc.	54,190	681
TrueBlue, Inc.*	16,461	308
		31,732
Real Estate Management & Development – 0.3%
Kennedy-Wilson Holdings, Inc.	186,183	3,331
RE/MAX Holdings, Inc., Class A	30,179	1,096
St. Joe (The) Co.	112,619	4,781
		9,208
Road & Rail – 1.1%
ArcBest Corp.	154,737	6,603
Saia, Inc.*	69,717	12,605
Schneider National, Inc., Class B	291,452	6,033
Werner Enterprises, Inc.	100,930	3,958
		29,199
Semiconductors & Semiconductor Equipment – 2.2%
Amkor Technology, Inc.	1,142,865	17,234
AXT, Inc.*	69,112	661
Canadian Solar, Inc.*	100,458	5,147
Cohu, Inc.	113,743	4,343
Diodes, Inc.*	174,449	12,299
Onto Innovation, Inc.*	9,519	453
Photronics, Inc.*	477,590	5,330
Rambus, Inc.*	355,299	6,204
Synaptics, Inc.*	68,319	6,586
		58,257

NORTHERN FUNDS QUARTERLY REPORT     49    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Software – 0.4%
Avaya Holdings Corp.*	322,864	$6,183
Ebix, Inc.	108,659	4,126
		10,309
Specialty Retail – 5.0%
Aaron's (The) Co., Inc.*	86,577	1,641
Abercrombie & Fitch Co., Class A	27,249	555
American Eagle Outfitters, Inc.	466,136	9,355
AutoNation, Inc.*	187,734	13,102
Boot Barn Holdings, Inc.*	80,448	3,488
Buckle (The), Inc.	83,287	2,432
Caleres, Inc.	46,046	721
Children's Place (The), Inc.*	26,576	1,331
Citi Trends, Inc.	43,770	2,174
Dick's Sporting Goods, Inc.	33,130	1,862
Foot Locker, Inc.	229,668	9,288
Genesco, Inc.*	142,319	4,282
Group 1 Automotive, Inc.	244,172	32,021
Haverty Furniture Cos., Inc.	189,720	5,250
Lithia Motors, Inc., Class A	22,797	6,672
ODP (The) Corp.	206,304	6,045
Penske Automotive Group, Inc.	170,183	10,107
Shoe Carnival, Inc.	162,320	6,360
Sonic Automotive, Inc., Class A	413,065	15,932
Zumiez, Inc.*	43,662	1,606
		134,224
Textiles, Apparel & Luxury Goods – 0.2%
G-III Apparel Group Ltd.*	15,911	378
Lakeland Industries, Inc.*	13,489	368
Movado Group, Inc.*	115,504	1,920
Oxford Industries, Inc.	28,823	1,888
Rocky Brands, Inc.	12,372	347
Superior Group of Cos., Inc.	25,913	602
		5,503
Thrifts & Mortgage Finance – 3.1%
Axos Financial, Inc.*	191,185	7,175
Capitol Federal Financial, Inc.	55,387	692
ESSA Bancorp, Inc.	18,771	282
Essent Group Ltd.	39,303	1,698
Home Bancorp, Inc.	15,242	427
HomeStreet, Inc.	78,416	2,646
Luther Burbank Corp.	89,593	878
Meridian Bancorp, Inc.	21,661	323
Mr Cooper Group, Inc.*	155,614	4,829
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Thrifts & Mortgage Finance – 3.1%continued
NMI Holdings, Inc., Class A*	25,994	$589
Northwest Bancshares, Inc.	532,440	6,783
Ocwen Financial Corp.*	8,249	238
PennyMac Financial Services, Inc.	134,061	8,797
Premier Financial Corp.	35,556	818
Radian Group, Inc.	1,089,188	22,056
Riverview Bancorp, Inc.	38,145	201
Southern Missouri Bancorp, Inc.	15,445	470
TrustCo Bank Corp. NY	328,305	2,190
Walker & Dunlop, Inc.	64,478	5,933
Washington Federal, Inc.	222,302	5,722
WSFS Financial Corp.	207,640	9,319
		82,066
Tobacco – 0.4%
Universal Corp.	236,058	11,475
Trading Companies & Distributors – 3.8%
Applied Industrial Technologies, Inc.	32,101	2,504
Beacon Roofing Supply, Inc.*	68,836	2,766
BMC Stock Holdings, Inc.*	283,971	15,244
Boise Cascade Co.	152,281	7,279
CAI International, Inc.	17,506	547
DXP Enterprises, Inc.*	105,692	2,350
Foundation Building Materials, Inc.*	72,736	1,397
GATX Corp.	208,917	17,378
General Finance Corp.*	51,819	441
GMS, Inc.*	71,350	2,175
Herc Holdings, Inc.*	49,256	3,271
Rush Enterprises, Inc., Class A	426,816	17,679
Textainer Group Holdings Ltd.*	54,870	1,052
Triton International Ltd.	266,561	12,931
Univar Solutions, Inc.*	10,965	208
WESCO International, Inc.*	177,327	13,920
		101,142
Water Utilities – 0.0%
Consolidated Water Co. Ltd.	25,575	308
SJW Group(1)	1	—
		308

EQUITY FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Wireless Telecommunication Services – 0.3%
Telephone and Data Systems, Inc.	257,836	$4,788
United States Cellular Corp.*	109,472	3,360
		8,148
Total Common Stocks
(Cost $1,938,576)		2,610,189

OTHER – 0.0%
Escrow DLB Oil & Gas, Inc.(2) *	2,100	—
Escrow Spirit MTA REIT(3) *	17,083	4
Total Other
(Cost $4)		4

INVESTMENT COMPANIES – 1.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(4) (5)	48,515,959	48,516
Total Investment Companies
(Cost $48,516)		48,516

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.3%
U.S. Treasury Bill, 0.11%, 1/28/21(6) (7)	$6,689	$6,689
	Total Short-Term Investments
	(Cost $6,689)	6,689

	Total Investments – 100.0%
	(Cost $1,993,785)	2,665,398
	Other Assets less Liabilities – 0.0%	282
	NET ASSETS – 100.0%	$2,665,680

(1)	Value rounds to less than one thousand.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Level 3 asset.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of December 31, 2020 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

REIT - Real Estate Investment Trust
Percentages shown are based on Net Assets.
At December 31, 2020, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	494	$48,778	Long	3/21	$997
E-Mini S&P 500	59	11,059	Long	3/21	243
Total					$1,240
At December 31, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	2.4%
Consumer Discretionary	13.4
Consumer Staples	4.0
Energy	3.3
Financials	26.1
Health Care	4.9
Industrials	17.7
Information Technology	8.3
Materials	7.0
Real Estate	9.2
Utilities	3.7
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Biotechnology	$38,349	$2,543	$—	$40,892

NORTHERN FUNDS QUARTERLY REPORT     51    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued	December 31, 2020 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Metals & Mining	$83,912	$35	$—	$83,947
All Other Industries(1)	2,485,350	—	—	2,485,350
Total Common Stocks	2,607,611	2,578	—	2,610,189
Other	—	—	4	4
Investment Companies	48,516	—	—	48,516
Short-Term Investments	—	6,689	—	6,689
Total Investments	$2,656,127	$9,267	$4	$2,665,398
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$1,240	$—	$—	$1,240

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$136,890	$285,951	$374,325	$42	$48,516	48,515,959
EQUITY FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
U.S. QUALITY ESG FUND	December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.6%
Aerospace & Defense – 0.7%
Lockheed Martin Corp.	5,522	$1,960
Air Freight & Logistics – 0.6%
Expeditors International of Washington, Inc.	16,629	1,582
Auto Components – 0.4%
Aptiv PLC	7,834	1,021
Banks – 3.7%
Bank of America Corp.	63,121	1,913
Citigroup, Inc.	43,290	2,669
First Republic Bank	2,217	326
JPMorgan Chase & Co.	27,050	3,437
SVB Financial Group*	746	290
Zions Bancorp N.A.	27,651	1,201
		9,836
Beverages – 0.4%
Coca-Cola (The) Co.	13,102	719
Molson Coors Beverage Co., Class B	8,653	391
		1,110
Biotechnology – 3.0%
AbbVie, Inc.	17,113	1,834
Amgen, Inc.	14,959	3,439
Biogen, Inc.*	2,808	688
Gilead Sciences, Inc.	24,789	1,444
Vertex Pharmaceuticals, Inc.*	2,728	645
		8,050
Building Products – 1.5%
Johnson Controls International PLC	35,778	1,667
Lennox International, Inc.	610	167
Trane Technologies PLC	13,918	2,020
		3,854
Capital Markets – 4.0%
Ameriprise Financial, Inc.	9,103	1,769
Bank of New York Mellon (The) Corp.	12,821	544
Charles Schwab (The) Corp.	27,783	1,474
FactSet Research Systems, Inc.	4,339	1,443
Goldman Sachs Group (The), Inc.	6,634	1,749
Moody's Corp.	2,233	648
Morgan Stanley	5,165	354
S&P Global, Inc.	1,470	483
State Street Corp.	8,779	639
T. Rowe Price Group, Inc.	10,101	1,529
		10,632
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Chemicals – 1.1%
Axalta Coating Systems Ltd.*	29,208	$834
Ecolab, Inc.	5,853	1,266
PPG Industries, Inc.	5,453	787
		2,887
Communications Equipment – 0.8%
Cisco Systems, Inc.	31,907	1,428
Motorola Solutions, Inc.	4,833	822
		2,250
Construction & Engineering – 0.8%
AECOM*	23,722	1,181
Quanta Services, Inc.	13,122	945
		2,126
Consumer Finance – 1.4%
Ally Financial, Inc.	40,594	1,448
American Express Co.	19,026	2,300
		3,748
Distributors – 0.4%
Pool Corp.	2,813	1,048
Diversified Telecommunication Services – 0.6%
AT&T, Inc.	20,528	590
Verizon Communications, Inc.	19,058	1,120
		1,710
Electric Utilities – 1.2%
Exelon Corp.	45,605	1,926
NextEra Energy, Inc.	16,193	1,249
		3,175
Electrical Equipment – 1.0%
Acuity Brands, Inc.	8,542	1,034
Rockwell Automation, Inc.	6,701	1,681
		2,715
Electronic Equipment, Instruments & Components – 0.8%
Zebra Technologies Corp., Class A*	5,217	2,005
Energy Equipment & Services – 0.8%
Baker Hughes Co.	58,249	1,214
Schlumberger N.V.	45,299	989
		2,203
Entertainment – 1.2%
Activision Blizzard, Inc.	5,599	520
Electronic Arts, Inc.	6,261	899
Lions Gate Entertainment Corp., Class A*	61,387	698

NORTHERN FUNDS QUARTERLY REPORT     53    EQUITY FUNDS

Schedule of Investments
U.S. QUALITY ESG FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Entertainment – 1.2%continued
Lions Gate Entertainment Corp., Class B*	51,232	$532
Walt Disney (The) Co.*	3,105	562
		3,211
Equity Real Estate Investment Trusts – 3.0%
American Tower Corp.	13,036	2,926
AvalonBay Communities, Inc. (New York Exchange)	4,326	694
Boston Properties, Inc.	2,860	270
Corporate Office Properties Trust	19,739	515
Kilroy Realty Corp.	10,288	591
Park Hotels & Resorts, Inc.	40,524	695
Prologis, Inc. (New York Exchange)	15,039	1,499
Welltower, Inc. (New York Exchange)	10,515	679
		7,869
Food & Staples Retailing – 0.2%
Kroger (The) Co.	18,467	587
Food Products – 1.5%
Bunge Ltd.	21,897	1,436
General Mills, Inc.	27,623	1,624
Kellogg Co.	13,402	834
		3,894
Health Care Equipment & Supplies – 1.8%
Abbott Laboratories	2,403	263
Hologic, Inc.*	15,369	1,119
IDEXX Laboratories, Inc.*	3,113	1,556
Medtronic PLC	6,532	765
Quidel Corp.*	1,278	230
ResMed, Inc.	3,797	807
		4,740
Health Care Providers & Services – 3.4%
AmerisourceBergen Corp.	5,012	490
Cardinal Health, Inc.	25,191	1,349
Cigna Corp.	5,170	1,076
HCA Healthcare, Inc.	6,713	1,104
Henry Schein, Inc.*	20,919	1,399
Humana, Inc.	3,879	1,591
Molina Healthcare, Inc.*	3,524	750
UnitedHealth Group, Inc.	4,057	1,423
		9,182
Health Care Technology – 0.6%
Cerner Corp.	10,819	849
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Health Care Technology – 0.6%continued
Teladoc Health, Inc.*	2,425	$485
Veeva Systems, Inc., Class A*	1,407	383
		1,717
Hotels, Restaurants & Leisure – 1.0%
Domino's Pizza, Inc.	1,406	539
Marriott International, Inc., Class A	5,918	781
MGM Resorts International	26,187	825
Six Flags Entertainment Corp.	11,686	399
		2,544
Household Durables – 0.3%
Newell Brands, Inc.	25,615	544
Tempur Sealy International, Inc.*	10,873	293
		837
Household Products – 3.1%
Clorox (The) Co.	5,251	1,060
Colgate-Palmolive Co.	25,308	2,164
Kimberly-Clark Corp.	8,362	1,128
Procter & Gamble (The) Co.	27,748	3,861
		8,213
Independent Power & Renewable Electricity Producers – 0.1%
AES (The) Corp.	10,398	244
Industrial Conglomerates – 1.1%
3M Co.	1,540	269
General Electric Co.	57,265	619
Honeywell International, Inc.	9,771	2,078
		2,966
Insurance – 1.3%
Allstate (The) Corp.	10,719	1,178
Aon PLC, Class A	4,620	976
Loews Corp.	5,558	250
Marsh & McLennan Cos., Inc.	2,066	242
Travelers (The) Cos., Inc.	6,615	929
		3,575
Interactive Media & Services – 6.3%
Alphabet, Inc., Class A*	4,739	8,306
Alphabet, Inc., Class C*	2,784	4,877
Facebook, Inc., Class A*	13,423	3,667
		16,850
Internet & Direct Marketing Retail – 4.5%
Amazon.com, Inc.*	2,880	9,380
Booking Holdings, Inc.*	502	1,118

EQUITY FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Internet & Direct Marketing Retail – 4.5%continued
eBay, Inc.	21,285	$1,069
Etsy, Inc.*	1,864	332
		11,899
IT Services – 6.4%
Accenture PLC, Class A	12,216	3,191
Broadridge Financial Solutions, Inc.	4,084	626
Cognizant Technology Solutions Corp., Class A	1,198	98
International Business Machines Corp.	16,408	2,065
Jack Henry & Associates, Inc.	1,455	236
Mastercard, Inc., Class A	19,283	6,883
PayPal Holdings, Inc.*	4,713	1,104
Square, Inc., Class A*	2,768	602
Visa, Inc., Class A	8,037	1,758
Western Union (The) Co.	23,588	517
		17,080
Life Sciences Tools & Services – 2.4%
Agilent Technologies, Inc.	17,009	2,015
Mettler-Toledo International, Inc.*	1,662	1,894
Thermo Fisher Scientific, Inc.	2,211	1,030
Waters Corp.*	6,261	1,549
		6,488
Machinery – 2.8%
AGCO Corp.	3,522	363
Allison Transmission Holdings, Inc.	2,619	113
Caterpillar, Inc.	16,252	2,958
Cummins, Inc.	7,999	1,817
Illinois Tool Works, Inc.	7,529	1,535
Oshkosh Corp. (New York Exchange)	8,308	715
		7,501
Media – 1.0%
Comcast Corp., Class A	7,084	371
New York Times (The) Co., Class A	32,065	1,660
Sirius XM Holdings, Inc.	89,545	571
		2,602
Metals & Mining – 0.1%
Newmont Corp.	6,165	369
Multi-Utilities – 0.3%
Consolidated Edison, Inc.	11,983	866
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Oil, Gas & Consumable Fuels – 0.5%
ConocoPhillips	19,037	$761
Valero Energy Corp.	8,939	506
		1,267
Pharmaceuticals – 3.6%
Bristol-Myers Squibb Co.	8,124	504
Eli Lilly and Co.	12,671	2,139
Johnson & Johnson	15,426	2,428
Merck & Co., Inc.	49,652	4,061
Pfizer, Inc.	13,843	510
Viatris, Inc.*	1,714	32
		9,674
Professional Services – 0.7%
ManpowerGroup, Inc.	14,079	1,270
Robert Half International, Inc.	8,245	515
		1,785
Real Estate Management & Development – 0.1%
Jones Lang LaSalle, Inc.*	1,748	259
Road & Rail – 0.2%
CSX Corp.	5,765	523
Semiconductors & Semiconductor Equipment – 4.4%
Advanced Micro Devices, Inc.*	7,247	664
Applied Materials, Inc.	22,607	1,951
Intel Corp.	17,798	887
Lam Research Corp.	1,130	534
NVIDIA Corp.	6,153	3,213
Texas Instruments, Inc.	27,629	4,535
		11,784
Software – 9.3%
Adobe, Inc. (NASDAQ Exchange)*	3,695	1,848
Autodesk, Inc. (NASDAQ Exchange)*	3,366	1,028
Cadence Design Systems, Inc.*	10,977	1,498
Citrix Systems, Inc.	3,739	486
Intuit, Inc. (NASDAQ Exchange)	7,003	2,660
Manhattan Associates, Inc.*	4,569	480
Microsoft Corp.	65,461	14,560
Oracle Corp.	11,852	767
Teradata Corp.*	22,767	512
VMware, Inc., Class A*	6,496	911
		24,750
Specialty Retail – 4.3%
Best Buy Co., Inc.	15,141	1,511
Foot Locker, Inc.	5,578	226

NORTHERN FUNDS QUARTERLY REPORT     55    EQUITY FUNDS

Schedule of Investments
U.S. QUALITY ESG FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Specialty Retail – 4.3%continued
Gap (The), Inc.	27,212	$549
Home Depot (The), Inc.	18,833	5,002
Lowe's Cos., Inc.	17,329	2,781
Tractor Supply Co.	1,057	149
Williams-Sonoma, Inc.	11,950	1,217
		11,435
Technology Hardware, Storage & Peripherals – 8.3%
Apple, Inc.	156,988	20,831
HP, Inc.	49,860	1,226
		22,057
Textiles, Apparel & Luxury Goods – 1.9%
Hanesbrands, Inc.	89,926	1,311
NIKE, Inc., Class B	12,575	1,779
PVH Corp.	13,352	1,253
VF Corp.	7,747	662
		5,005
Trading Companies & Distributors – 0.7%
W.W. Grainger, Inc.	4,317	1,763
Total Common Stocks
(Cost $215,356)		265,448

INVESTMENT COMPANIES – 0.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(1) (2)	682,263	682
Total Investment Companies
(Cost $682)		682

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill, 0.11%, 1/28/21(3) (4)	$250	$250
	Total Short-Term Investments
	(Cost $250)	250

	Total Investments – 99.9%
	(Cost $216,288)	266,380
	Other Assets less Liabilities – 0.1%	139
	NET ASSETS – 100.0%	$266,519

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of December 31, 2020 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2020, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	4	$750	Long	3/21	$22
At December 31, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	9.2%
Consumer Discretionary	12.7
Consumer Staples	5.2
Energy	1.3
Financials	10.5
Health Care	15.0
Industrials	10.1
Information Technology	30.1
Materials	1.2
Real Estate	3.1
Utilities	1.6
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

EQUITY FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$265,448	$—	$—	$265,448
Investment Companies	682	—	—	682
Short-Term Investments	—	250	—	250
Total Investments	$266,130	$250	$—	$266,380
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$22	$—	$—	$22

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$536	$105,394	$105,248	$1	$682	682,263
NORTHERN FUNDS QUARTERLY REPORT     57    EQUITY FUNDS